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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

California Investment Trust
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100, San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31, 2009

Date of reporting period: February 28, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

Semi-Annual Report

February 28, 2010

California Tax-Free Income Fund

California Insured Intermediate Fund

California Tax-Free Money Market Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Equity Income Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

(800) 225-8778
WWW.CALTRUST.COM
EMAIL US AT INFO@CALTRUST.COM

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

About Your Fund’s Expenses (Unaudited) February 28, 2010

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Funds’ costs in two ways:

Actual fund return - This line helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from a Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% Return - This line is intended to help you compare a Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs. None of the Funds charge a sales load. Therefore, the information under the heading “Based on Hypothetical 5% Return before expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about a Fund’s expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,029	$3.72	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.71	0.74%
California Insured Intermediate Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,025	$3.41	0.68%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.41	0.68%
California Tax-Free Money Market Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.63	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.66	0.53%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 999	$3.67	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.71	0.74%
K Shares
Based on Actual Fund Return	$1,000	$ 996	$6.14	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.21	1.24%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,011	$2.94	0.59%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.96	0.59%
K Shares
Based on Actual Fund Return	$1,000	$1,009	$5.43	1.09%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.46	1.09%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.63	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.66	0.53%
K Shares
Based on Actual Fund Return	$1,000	$1,000	$5.11	1.03%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.16	1.03%

About Your Fund’s Expenses (Unaudited) February 28, 2010 – (Continued)

	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period*	Net Annual Expense Ratio
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,092	$1.87	0.36%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$1.81	0.36%
K Shares
Based on Actual Fund Return	$1,000	$1,089	$4.45	0.86%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.31	0.86%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,136	$3.07	0.58%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.91	0.58%
K Shares
Based on Actual Fund Return	$1,000	$1,133	$5.71	1.08%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.41	1.08%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,108	$3.87	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.71	0.74%
K Shares
Based on Actual Fund Return	$1,000	$1,104	$6.47	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.21	1.24%
Equity Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,101	$5.05	0.97%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.86	0.97%
K Shares
Based on Actual Fund Return	$1,000	$1,097	$7.64	1.47%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$7.36	1.47%
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 994	$4.94	1.00%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.01	1.00%
K Shares
Based on Actual Fund Return	$1,000	$ 992	$7.41	1.50%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$7.51	1.50%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,117	$2.57	0.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.46	0.49%
K Shares
Based on Actual Fund Return	$1,000	$1,117	$5.20	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.96	0.99%

*
Expenses are equal to the Fund’s annual expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Top Holdings and Sector Breakdowns (Unaudited)	February 28, 2010

California Tax-Free Income Fund
Security		Description	Market Value	Percentage of Total Investment
1	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Multiple Project Revenue Bonds; Series 1989	$4,174,087	3.9%
2	LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY	Bunker Hill Project; Series A	4,050,400	3.8%
3	CALIFORNIA, STATE OF	General Obligation Bonds; 2005	3,896,240	3.6%
4	EAST SIDE UNION HIGH SCHOOL DISTRICT	Santa Clara County; Ref-2012 Crossover	3,442,313	3.2%
5	RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY	Lease Revenue Bonds; Series A	3,315,060	3.1%
6	UNIVERSITY OF CALIFORNIA	Limited Project Revenue Bonds; 2007 Series D	3,234,750	3.0%
7	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	Revenue Bonds (Occidental College); Series 2005A	3,206,462	3.0%
8	CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD	Lease Revenue Bonds; Series I-1	3,100,320	2.9%
9	NEWPORT BEACH, CITY OF	Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,020,850	2.8%
10	KERN HIGH SCHOOL DISTRICT	Series General Obligation Refunding Bonds; 2004 Series A	3,018,258	2.8%

California Insured Intermediate Fund
Security		Description	Market Value	Percentage of Total Investment
1	SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION	Water Revenue Bonds; Series 2001A	$743,505	5.5%
2	MONTEREY, COUNTY OF	Certificates of Participation	641,136	4.7%
3	EASTERN MUNICIPAL WATER DISTRICT	Certificates of Participation; Series A	581,499	4.3%
4	NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT	2005 General Obligation Refunding Bonds	575,505	4.2%
5	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	San Juan Power Project 2002 Refunding; Series A	560,145	4.1%
6	BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY	Lease Revenue Refunding; Series A	556,735	4.1%
7	FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT	General Obligation Refunding Bonds 2005	554,505	4.1%
8	SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION	Clean Water Revenue Bonds; 2003 Refunding Series A	550,425	4.0%
9	NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT	General Obligation Bonds; 2002 Series A	550,165	4.0%
10	SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION	Water Revenue Refunding Bonds; Series B	549,350	4.0%

California Tax-Free Money Market Fund
Security		Description	Market Value	Percentage of Total Investment
1	SANTA CLARA COUNTY FINANCING AUTHORITY	Multiple Facilities Project	$3,000,000	6.2%
2	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Transmission Project Revenue Bonds; 1991 Subordinate Refunding Series	2,800,000	5.8%
3	SAN DIEGO COUNTY & SCHOOL DISTRICT	Tax and Revenue Anticipation Notes	2,510,089	5.2%
4	SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY	2000 Subordinate Lien Variable Rate Revenue Bonds; Series C	2,400,000	4.9%
5	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Linden Wind Energy Project Revenue Notes; 2009 Series A	2,018,353	4.2%
6	SISKIYOU COUNTY, CA	2009 Tax and Revenue Anticipation Notes	2,009,656	4.1%
7	STATE OF CALIFORNIA	2009 Revenue Anticipated Notes; Subseries A-1	2,008,125	4.1%
8	CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY	Refunding Revenue Bonds; Stanford Hospital and Clinics, 2008 Series A-1	2,000,000	4.1%
9	CITY OF SAN JOSE FINANCING AUTHORITY	Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	2,000,000	4.1%
10	ORANGE COUNTY WATER DISTRICT	Certificates of Participation; 2003 Series A	2,000,000	4.1%

Top Holdings and Sector Breakdowns (Continued)	February 28, 2010

U.S. Government Securities Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bond	5/15/2039	$4,754,690	16.6%
2	United States Treasury Note	11/15/2018	3,781,230	13.2%
3	United States Treasury Bond	5/15/2016	3,765,003	13.2%
4	United States Treasury Bond	8/15/2039	2,875,080	10.1%
5	Government National Mortgage Association I	4/15/2036	2,507,633	8.8%
6	Government National Mortgage Association	3/15/2038	2,400,967	8.4%
7	United States Treasury Bond	5/15/2038	2,289,940	8.0%
8	United States Treasury Note	10/31/2013	1,557,071	5.5%
9	Government National Mortgage Association	6/15/2038	1,396,696	4.9%
10	Citigroup Funding	10/22/2012	1,009,413	3.5%

Short-Term U.S. Government Bond und
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	12/15/2011	$1,814,274	8.4%
2	United States Treasury Note	6/15/2012	1,429,204	6.7%
3	United States Treasury Note	11/15/2012	1,406,454	6.5%
4	United States Treasury Note	1/15/2012	1,107,778	5.2%
5	United States Treasury Note	7/15/2012	1,012,032	4.7%
6	Citigroup Funding	10/22/2012	1,009,413	4.7%
7	United States Treasury Note	9/15/2012	1,006,719	4.7%
8	United States Treasury Note	10/15/2012	1,005,860	4.7%
9	United States Treasury Note	1/15/2013	1,002,501	4.7%
10	United States Treasury Note	12/15/2012	996,876	4.6%

The United States Treasury Trust
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bills	4/22/2010	$6,899,252	27.5%
2	United States Treasury Bills	3/25/2010	4,999,840	19.9%
3	United States Treasury Bills	3/18/2010	4,999,821	19.9%
4	Straight A-Funding	4/26/2010	4,096,853	16.3%
5	United States Treasury Bills	5/27/2010	2,399,333	9.6%
6	United States Treasury Bills	5/20/2010	1,699,653	6.8%

Top Holdings and Sector Breakdowns (Continued)	February 28, 2010

S&P 500 Index Fund
Security		Market Value	Percentage of Total Investment
1	Exxon Mobil Corp	$2,488,200	3.2%
2	Microsoft Corp	1,818,649	2.3%
3	Procter & Gamble Co	1,529,161	2.0%
4	Apple Inc.	1,487,178	1.9%
5	Johnson & Johnson	1,439,235	1.9%
6	General Electric Co	1,410,004	1.8%
7	Intl Bus Machines	1,393,038	1.8%
8	JPMorgan Chase & Co	1,357,436	1.7%
9	AT&T Inc	1,213,581	1.6%
10	Chevron Corp	1,201,626	1.5%

S&P MidCap Index Fund
Security		Market Value	Percentage of Total Investment
1	Newfield Exploration Co	$954,652	0.8%
2	Vertex Pharmaceuticals Inc	909,786	0.8%
3	Ross Stores Inc	873,826	0.7%
4	Cree Inc	850,317	0.7%
5	Cerner Corp	791,011	0.7%
6	Lubrizol Corp	751,069	0.6%
7	Joy Global Inc	731,876	0.6%
8	Edwards Lifesciences Corp	724,906	0.6%
9	Henry Schein Inc	722,309	0.6%
10	Dollar Tree Inc.	706,282	0.6%

S&P SmallCap Index Fund
Security		Market Value	Percentage of Total Investment
1	United States Treasury Bill 04/15/2010	$199,976	0.8%
2	Green Mountain Coffee	176,543	0.7%
3	Skyworks Solutions	166,167	0.7%
4	Mednax Inc.	161,248	0.6%
5	Senior Housing Ppty REIT	155,924	0.6%
6	Gardner Denver Inc	153,768	0.6%
7	Varian Semiconductor	144,834	0.6%
8	Oil States Intl Inc	141,965	0.6%
9	St Mary Land & Explo	134,489	0.5%
10	Regal-Beloit Corp	133,827	0.5%

Top Holdings and Sector Breakdowns (Continued)	February 28, 2010

Equity Income Fund
Security		Market Value	Percentage of Total Investment
1	Chipotle Mexican	$1,256,520	6.2%
2	Caterpillar Inc	986,509	4.9%
3	Coca-Cola Co/The	764,440	3.8%
4	Baxter International	729,330	3.6%
5	Healthsouth Corp.	692,000	3.4%
6	Starbucks Corp	577,332	2.9%
7	Ford Motor Co	557,650	2.8%
8	AT&T Inc	527,064	2.6%
9	Microsoft Corp	526,570	2.6%
10	Exxon Mobil Corp	502,840	2.5%

European Growth & Income Fund
Security		Market Value	Percentage of Total Investment
1	BP PLC ADR	$685,132	5.6%
2	HSBC Holdings PLC ADR	635,150	5.2%
3	Nestle SA ADR	617,373	5.1%
4	Novartis AG ADR	595,077	4.9%
5	Vodafone Group PLC ADR	505,782	4.2%
6	Banco Santander SA ADR	481,932	4.0%
7	Total SA ADR	459,640	3.8%
8	GlaxoSmithKline PLC ADR	445,234	3.7%
9	Telefonica SA ADR	432,660	3.6%
10	Roche Holding AG ADR	401,751	3.3%

Nasdaq-100 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple Inc.	$2,760,528	15.1%
2	Microsoft Corp	952,486	5.2%
3	Google Inc	836,032	4.6%
4	Qualcomm Inc	792,761	4.3%
5	Oracle Corp	563,326	3.1%
6	Cisco Systems Inc	551,075	3.0%
7	Teva Pharma ADR	466,638	2.5%
8	Gilead Sciences Inc	463,912	2.5%
9	Research In Motion	435,912	2.4%
10	Intel Corp	434,292	2.4%

California Tax-Free Income Fund	Portfolio of Investments (Unaudited)	2/28/2010

Security Description	Par Value	Rate	Maturity	Value (Note 1)

LONG-TERM SECURITIES (97.84%)
BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$508,115
San Francisco; Series F-1	2,000,000	5.000%	4/1/2034	2,035,020
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded	1,695,000	7.000%	12/1/2011	1,885,247
Water System Revenue Bonds, Central Valley J-3; Prerefunded	35,000	7.000%	12/1/2011	38,992
Water System Revenue Bonds, Central Valley J-3; Unrefunded	2,035,000	7.000%	12/1/2011	2,263,408
CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; Series I-1	3,000,000	6.125%	11/1/2029	3,100,320
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,206,462
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	2,160,000	5.500%	10/1/2014	2,440,865
CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	1,837,520
General Obligation Bonds; 2005	4,000,000	5.000%	5/1/2027	3,896,240
Variable Purpose	2,000,000	5.000%	3/1/2028	1,921,920
Variable Purpose	3,000,000	5.000%	4/1/2038	2,684,280
CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	2,000,000	5.000%	8/1/2030	2,040,640
CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001	1,080,000	5.000%	9/1/2016	1,108,490
EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,442,313
ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation	1,000,000	6.000%	7/1/2012	1,043,510
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	786,600
KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A	2,555,000	6.600%	8/1/2016	2,686,940
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	3,018,258
LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.000%	12/1/2027	4,050,400
LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B	1,105,000	6.500%	7/1/2010	1,129,067
LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A	2,450,000	6.000%	7/1/2014	2,860,473
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.000%	7/1/2035	1,036,980
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,272,820
M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	1,235,000	6.125%	7/1/2013	1,308,742
NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.625%	12/1/2024	3,020,850
NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	2,054,240
OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	1,370,000	5.500%	2/1/2014	1,397,880
OCEANSIDE UNIFIED SCHOOL DISTRICT
Election 2000; Series B	1,870,000	5.125%	8/1/2029	1,875,161
RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,315,060
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	962,990
ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	921,630
SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	1,906,300
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,840,514
SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,684,858
SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation;	2,000,000	5.250%	4/1/2037	1,900,200
General Obligation Bonds; Series 2000	2,500,000	5.700%	8/1/2022	2,583,975

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Unaudited) - (continued)	2/28/2010

Security Description	Par Value	Rate	Maturity	Value (Note 1)

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	$2,000,000	6.000%	11/15/2012	$2,260,260
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	2,024,225
Multiple Facilities Project	2,065,000	5.000%	11/15/2016	2,370,455
SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A	1,045,000	7.250%	8/1/2010	1,071,219
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.000%	8/1/2029	693,300
SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	2,024,680
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	1,039,930
SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A	1,815,000	5.000%	11/15/2012	1,991,418
SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992	2,400,000	6.000%	8/1/2011	2,460,192
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	4,174,087
UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,234,750
VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	742,410
School Construction Project; Unrefunded; 2005 Series B	1,345,000	5.000%	1/1/2024	1,309,532
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	2,055,240
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	1,064,120
YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,281,641
Total Long-Term Securities (Cost $104,227,939)				105,864,739

VARIABLE RATE DEMAND NOTES* (0.97%)
IRVINE, CITY OF
Improvement Bond Act 1915 Assesment Dist No 97-16	600,000	0.130%	3/1/2010	600,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series B-2	145,000	0.140%	3/1/2010	145,000
Series B-3	300,000	0.100%	3/1/2010	300,000
Total Variable Rate Demand Notes (Cost $1,045,000)				1,045,000

Total Investments (Cost $105,272,939) (a) (98.81%)				106,909,739
Other Net Assets (1.19%)				1,289,040
Net Assets (100.00%)				$108,198,779

(a) Aggregate cost for federal income tax purposes is $105,115,268. At February 28, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$4,368,898
Unrealized depreciation				(2,574,427)
Net unrealized appreciation				$1,794,471

* Stated maturity reflects next reset date.

See accompanying notes to financial statements.

California Insured Intermediate Fund	Portfolio of Investments (Unaudited)	2/28/2010

Security Description	Par Value	Rate	Maturity	Value (Note 1)

LONG-TERM SECURITIES (95.70%)

ANAHEIM PUBLIC FINANCIAL AUTHORITY
Convention Center Project; Series A	$500,000	5.250%	8/1/2013	$528,895
BAY AREA INFRASTRUCTURE FINANCING AUTHORITY
State Payment Acceleration Notes	500,000	5.000%	8/1/2017	504,740
BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A	500,000	5.250%	6/1/2013	556,735
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996	500,000	5.600%	10/1/2010	513,510
CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison -- Lassen County; 2001 Series A	400,000	5.250%	6/1/2011	419,396
Lease Revenue Refunding Bonds; 2001 Series A	500,000	5.250%	6/1/2012	545,380
University of California Research Project	400,000	5.250%	11/1/2014	457,472
CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 2001A	500,000	6.000%	8/1/2012	525,615
CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C	500,000	5.000%	5/1/2012	544,205
EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A	550,000	5.250%	7/1/2012	581,499
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005	500,000	5.500%	8/1/2012	554,505
FRESNO, CITY OF
Water System Revenue Refunding; Series A	500,000	6.000%	6/1/2011	529,875
KINGS RIVER CONSERVATION DISTRICT
Pine Flat Power Revenue Refunding Bonds; Series G	250,000	3.200%	1/1/2019	253,583
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A	500,000	5.250%	7/1/2014	528,290
MONTEREY, COUNTY OF
Certificates of Participation	600,000	5.250%	8/1/2014	641,136
NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds	500,000	5.000%	8/1/2014	575,505
General Obligation Bonds; 2002 Series A	500,000	5.000%	8/1/2012	550,165
OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001	500,000	5.500%	10/1/2012	535,785
SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A	500,000	5.000%	7/1/2015	540,570
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Clean Water Revenue Bonds; 2003 Refunding Series A	500,000	5.250%	10/1/2015	550,425
Water Revenue Bonds; Series 2001A	700,000	5.000%	11/1/2015	743,505
Water Revenue Refunding Bonds; Series B	500,000	5.000%	11/1/2013	549,350
SANTA CLARA COUNTY FINANCING AUTHORITY
Water Revenue Refunding Bonds; Series B	400,000	5.500%	5/15/2010	404,456
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A	500,000	5.500%	1/1/2013	560,145
WALNUT, CITY OF
Public Financing Authority Tax Allocation	500,000	5.375%	9/1/2013	527,215
Total Long-Term Securities (Cost $12,704,678)				13,221,957

VARIABLE RATE DEMAND NOTES* (2.90%)
IRVINE, CITY OF
Improvement Bond Act 91-13	400,000	0.130%	3/1/2010	400,000
Total Variable Rate Demand Notes (Cost $400,000)				400,000

Total Investments (Cost $13,104,678) (a) (98.60%)				13,621,957
Other Net Assets (1.40%)				193,793
Net Assets (100.00%)				$13,815,750

(a) Aggregate cost for federal income tax purposes is $13,104,523. At February 28, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$519,562
Unrealized depreciation				(2,128)
Net unrealized appreciation				$517,434

* Stated maturity reflects next reset date.

See accompanying notes to financial statements.

California Tax Free Money Market Fund	Portfolio of Investments (Unaudited)	2/28/2010

Security Description	Par Value	Rate	Maturity	Value (Note 1)

TAX AND REVENUE ANTICIPATION NOTES (20.02%)
RIVERSIDE COUNTY OF CA
2009 Teeter Obligation Notes; Series C	$1,000,000	2.000%	10/15/2010	$1,007,880
SAN DIEGO COUNTY & SCHOOL DISTRICT
Tax and Revenue Anticipation Notes	2,500,000	2.000%	6/30/2010	2,510,089
SISKIYOU COUNTY, CA
2009 Tax and Revenue Anticipation Notes	2,000,000	2.500%	6/30/2010	2,009,656
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Linden Wind Energy Project Revenue Notes; 2009 Series A	2,000,000	2.000%	10/1/2010	2,018,353
STATE OF CALIFORNIA
2009 Revenue Anticipated Notes; Subseries A-1	2,000,000	3.000%	5/25/2010	2,008,125
Total Tax & Revenue Anticipation Notes (Cost $9,554,103)				9,554,103

VARIABLE RATE DEMAND NOTES* (81.66%)
ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds	1,450,000	0.170%	3/4/2010	1,450,000
ANAHEIM UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,380,000	0.250%	3/4/2010	1,380,000
BAY AREA TOLL AUTHORITY
Variable Rate Demand Bonds	1,300,000	0.150%	3/4/2010	1,300,000
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B-2	500,000	0.140%	3/1/2010	500,000
Power Supply Revenue Bonds; Series B-5	50,000	0.130%	3/1/2010	50,000
Power Supply Revenue Bonds; Series F-1	600,000	0.100%	3/1/2010	600,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Refunding Revenue Bonds; Stanford Hospital and Clinics, 2008 Series A-1	2,000,000	0.550%	6/16/2010	2,000,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK	900,000	0.100%	3/1/2010	900,000
Refunding Revenue Bonds; Pacific Gas and Electric Company, 2009 Series B
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Cathedral High School Project	945,000	0.430%	3/3/2010	945,000
Revenue Refunding Bonds - Series 2007A	900,000	0.180%	3/3/2010	900,000
CALIFORNIA, STATE OF
Series B; Subseries B-1	800,000	0.200%	3/3/2010	800,000
Kindergarten; Series A-5	1,600,000	0.100%	3/1/2010	1,600,000
CITY OF SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	2,000,000	0.150%	3/3/2010	2,000,000
IRVINE, CITY OF
Limited Obligation Assesment District No 93-14	450,000	0.120%	3/1/2010	450,000
IRVINE RANCH WATER DISTRICT
General Obligation; Consolidated Series 1993	1,300,000	0.150%	3/1/2010	1,300,000
LOS ANGELES COUNTY HOUSING AUTHORITY
Rowland Heights Preservation; Series A	1,270,000	0.250%	3/3/2010	1,270,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2005 Authorization; Series B-1	1,300,000	0.160%	3/4/2010	1,300,000
Water Revenue Bonds, 2000 Authorization; Series B-3	300,000	0.100%	3/1/2010	300,000
Water Revenue Refunding Bonds; 2001 Series C-2	500,000	0.140%	3/1/2010	500,000
ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.210%	3/3/2010	1,260,000
ORANGE COUNTY WATER DISTRICT
Certificates of Participation; 2003 Series A	2,000,000	0.160%	3/3/2010	2,000,000
PARAMOUNT UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,600,000	0.250%	3/4/2010	1,600,000
SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
2000 Subordinate Lien Variable Rate Revenue Bonds; Series C	2,400,000	0.180%	3/3/2010	2,400,000
2008 Subordinate Lien Variable Rate Refunding Revenue Bonds; Series A	800,000	0.150%	3/1/2010	800,000
2008 Subordinate Lien Variable Rate Refunding Revenue Bonds; Series B	250,000	0.150%	3/1/2010	250,000
2008 Subordinate Lien Variable Rate Refunding Revenue Bonds; Series C	300,000	0.150%	3/1/2010	300,000
SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A	1,720,000	0.170%	3/4/2010	1,720,000
SANTA CLARA COUNTY FINANCING AUTHORITY
Multiple Facilities Project	3,000,000	0.180%	3/3/2010	3,000,000
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Power Project Revenue Bonds; 2008 Subordinate Refunding Series B	2,000,000	0.210%	3/3/2010	2,000,000
Transmission Project Revenue Bonds; 1991 Subordinate Refunding Series	2,800,000	0.200%	3/3/2010	2,800,000

See accompanying notes to financial statements.

California Tax-Free Money Market Fund	Portfolio of Investments (Unaudited) - (continued)	2/28/2010

Security Description	Par Value	Rate	Maturity	Value (Note 1)

TRACY, CITY OF
Sycamore: 7/03	$1,000,000	0.170%	3/4/2010	$1,000,000
TUSTIN, CITY OF
Improvement Bond Act 95-2	300,000	0.150%	3/1/2010	300,000
Total Variable Rate Demand Notes (Cost $38,975,000)				38,975,000

Total Investments (Cost $48,529,103) (a) (101.68%)				48,529,103
Other Net Assets (-1.68%)				(800,800)
Net Assets (100.00%)				$47,728,303

(a) Aggregate cost for federal income tax purposes is $48,529,103.

* Stated maturity reflects next reset date.

U.S. Government Securities Fund	Portfolio of Investments (Unaudited)	2/28/2010

Security Description	Par Value	Rate	Maturity	Value (Note 1)

Corporate Bonds (3.51%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,009,413
Total Corporate Bonds (Cost $1,003,488)				1,009,413

Government National Mortgage Association (28.87%)
	47,872	6.000%	4/15/2014	51,614
	72,619	6.000%	4/15/2014	78,296
	55,072	6.000%	4/15/2016	59,429
	99,731	6.500%	4/15/2016	107,659
	87,035	6.000%	5/15/2016	93,920
	8,214	10.000%	9/15/2018	9,439
	24,551	9.000%	10/15/2018	27,918
	783,209	5.000%	7/15/2020	833,197
	298,837	5.500%	1/15/2025	323,308
	399,473	6.000%	1/15/2026	430,328
	2,361,912	5.500%	4/15/2036	2,507,633
	2,300,524	5.000%	3/15/2038	2,400,967
	1,307,478	6.000%	6/15/2038	1,396,696
Total Government National Mortgage Association (Cost $7,813,998)				8,320,404

United States Treasury Bonds (47.48%)
	3,000,000	7.250%	5/15/2016	3,765,003
	2,300,000	4.500%	5/15/2038	2,289,940
	5,000,000	4.250%	5/15/2039	4,754,690
	2,900,000	4.500%	8/15/2039	2,875,080
Total United States Treasury Bonds (Cost $14,450,199)				13,684,713

United States Treasury Notes (19.25%)
	200,000	2.750%	2/28/2013	208,375
	1,500,000	2.750%	10/31/2013	1,557,071
	3,700,000	3.750%	11/15/2018	3,781,230
Total United States Treasury Notes (Cost $5,642,626)				5,546,676

Total Investments (Cost $28,910,311) (a) (99.11%)				28,561,206
Other Net Assets (0.89%)				257,581
Net Assets (100.00%)				$28,818,787

(a) Aggregate cost for federal income tax purposes is $28,910,311. At February 28, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$893,800
Unrealized depreciation				(1,242,905)
Net unrealized depreciation				$(349,105)

See accompanying notes to financial statements.

Short-Term U.S. Government Bond Fund	Portfolio of Investments (Unaudited)	2/28/2010

Security Description	Par Value	Rate	Maturity	Value (Note 1)

Corporate Bonds (4.67%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,009,413
Total Corporate Bonds (Cost $1,003,488)				1,009,413

Government National Mortgage Association (2.16%)
	187,008	3.125%	6/20/2034	192,868
	270,289	2.750%	11/20/2034	274,324
Total Government National Mortgage Association (Cost $460,337)				467,192

United States Treasury Notes (92.64%)
	800,000	0.875%	1/31/2011	804,282
	300,000	5.000%	2/15/2011	313,500
	500,000	4.875%	4/30/2011	526,153
	700,000	4.875%	5/31/2011	739,157
	400,000	5.125%	6/30/2011	424,953
	400,000	5.000%	8/15/2011	426,563
	700,000	4.625%	8/31/2011	743,067
	500,000	4.500%	9/30/2011	531,114
	200,000	4.625%	10/31/2011	213,367
	700,000	1.750%	11/15/2011	713,180
	200,000	4.500%	11/30/2011	213,445
	1,800,000	1.125%	12/15/2011	1,814,274
	1,100,000	1.125%	1/15/2012	1,107,778
	400,000	1.375%	2/15/2012	404,594
	300,000	1.375%	3/15/2012	303,352
	600,000	1.375%	4/15/2012	606,422
	600,000	1.375%	5/15/2012	606,047
	1,400,000	1.875%	6/15/2012	1,429,204
	1,000,000	1.500%	7/15/2012	1,012,032
	900,000	1.750%	8/15/2012	915,259
	1,000,000	1.375%	9/15/2012	1,006,719
	1,000,000	1.375%	10/15/2012	1,005,860
	1,400,000	1.375%	11/15/2012	1,406,454
	500,000	3.375%	11/30/2012	529,688
	1,000,000	1.125%	12/15/2012	996,876
	200,000	3.625%	12/31/2012	213,375
	1,000,000	1.375%	1/15/2013	1,002,501
Total United States Treasury Notes (Cost $19,794,301)				20,009,216

Total Investments (Cost $21,258,126) (a) (99.47%)				21,485,821
Other Net Assets (0.53%)				114,613
Net Assets (100.00%)				$21,600,434

(a) Aggregate cost for federal income tax purposes is $21,258,126. At February 28, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$227,695
Unrealized depreciation				-
Net unrealized appreciation				$227,695

See accompanying notes to financial statements.

The United States Treasury Trust	Portfolio of Investments (Unaudited)	2/28/2010

Security Description	Par Value	Rate	Maturity	Value (Note 1)

Commercial Paper (16.01%)
Straight-A-Funding CP*	$4,098,000		4/26/2010	$4,096,853
Total Commercial Paper (Cost $4,096,853)				4,096,853

United States Treasury Bills (82.47%)
	5,000,000	0.063%^	3/18/2010	4,999,821
	5,000,000	0.081%^	3/25/2010	4,999,840
	6,900,000	0.103%^	4/22/2010	6,899,252
	1,700,000	0.110%^	5/20/2010	1,799,631
	2,400,000	0.120%^	5/27/2010	2,399,333
Total United States Treasury Bills (Cost $21,097,877)				21,097,877

Total Investments (Cost $25,194,730) (a) (98.48%)				25,194,730
Other Net Assets (1.52%)				388,845
Net Assets (100.00%)				$25,583,575

(a) Aggregate cost for federal income tax purposes is $25,194,730.

* Backed by the full faith and credit of the US Government.

^ Zero coupon bond. Interest rate presented is yield to maturity.

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited)	2/28/2010

Company	Shares	Value (Note 1)

Common Stock (99.23%)

Basic Materials (3.16%)
Air Products & Chemicals Inc	1,787	$122,552
Alcoa Inc	7,434	98,872
Allegheny Technologies Inc	854	37,286
Dow Chemical Co/The	7,985	226,055
Eastman Chemical Co	710	42,281
Ecolab Inc	1,453	61,229
EI Du Pont de Nemours & Co	7,723	260,420
Freeport-McMoRan Copper & Gold Inc	3,207	241,038
International Flavors & Fragrances Inc	683	28,761
International Paper Co	3,595	83,296
MeadWestvaco Corp	1,512	34,685
Monsanto Co	4,620	326,403
Newmont Mining Corp	3,766	185,588
Nucor Corp	2,404	99,526
Plum Creek Timber Co Inc	1,537	54,917
PPG Industries Inc	1,387	85,356
Praxair Inc	2,667	200,398
Sherwin-Williams Co/The	934	59,197
Sigma-Aldrich Corp	1,154	55,034
Titanium Metals Corp	700	8,253
United States Steel Corp	991	52,464
Vulcan Materials Co	768	33,339
Weyerhaeuser Co	1,867	75,427
Total Basic Materials		2,472,377

Communications (11.01%)
Akamai Technologies Inc*	1,400	36,820
Amazon.com Inc*	2,600	307,840
American Tower Corp*	3,400	145,044
AOL Inc*	927	22,971
AT&T Inc	48,915	1,213,580
CBS Corp	5,761	74,835
CenturyTel Inc	2,456	84,167
Ciena Corp*	821	11,773
Cisco Systems Inc*	47,820	1,163,461
Comcast Corp	23,905	392,998
Corning Inc	13,253	233,650
DIRECTV Group Inc/The*	4,345	147,078
eBay Inc*	8,960	206,259
Expedia Inc*	1,700	37,808
Frontier Communications Corp	3,037	23,658
Gannett Co Inc	2,073	31,406
Google Inc*	1,990	1,048,332
Interpublic Group of Cos Inc*	4,290	32,175
JDS Uniphase Corp*	1,800	19,314
Juniper Networks Inc*	4,300	120,314
McAfee Inc*	1,288	51,121
McGraw-Hill Cos Inc/The	2,816	96,307
Meredith Corp	327	10,045
New York Times Co/The	1,459	15,961
News Corp	19,461	260,194
Omnicom Group Inc	2,762	101,144
QUALCOMM Inc	13,721	503,423
Qwest Communications International Inc	13,871	63,252
Scripps Networks Interactive Inc	800	31,664
Symantec Corp*	6,780	112,209
Tellabs Inc*	3,680	25,429
Time Warner Cable Inc	2,562	119,620
Time Warner Inc	10,207	296,411
VeriSign Inc*	2,100	52,332
Verizon Communications Inc	23,550	681,302
Viacom Inc*	5,027	149,051
Walt Disney Co/The	15,394	480,909
Windstream Corp	4,013	$40,652
Yahoo! Inc*	11,316	173,248
Total Communications		8,617,757

Consumer, Cyclical (9.27%)
Abercrombie & Fitch Co	700	25,494
AutoNation Inc*	1,202	21,336
AutoZone Inc*	360	59,735
Bed Bath & Beyond Inc*	2,427	100,987
Best Buy Co Inc	2,966	108,259
Big Lots Inc*	835	27,973
Carnival Corp	3,638	130,822
Cintas Corp	1,157	28,682
Coach Inc	2,633	95,947
Costco Wholesale Corp	3,733	227,601
CVS Caremark Corp	12,070	407,363
Darden Restaurants Inc	1,181	47,890
DR Horton Inc	2,596	32,087
Family Dollar Stores Inc	1,287	42,458
Ford Motor Co*	26,682	313,247
GameStop Corp*	1,500	25,800
Gap Inc/The	4,141	89,032
Genuine Parts Co	1,439	58,078
Goodyear Tire & Rubber Co/The*	1,764	22,914
Harley-Davidson Inc	2,164	53,256
Harman International Industries Inc	500	21,570
Hasbro Inc	1,349	48,267
Home Depot Inc	14,210	443,352
International Game Technology	2,867	50,316
JC Penney Co Inc	1,836	50,637
Johnson Controls Inc	5,136	159,730
KB Home	776	12,633
Kohl's Corp*	2,678	144,130
Lennar Corp	1,300	21,333
Lowe's Cos Inc	12,462	295,474
Ltd Brands Inc	2,733	60,427
Macy's Inc	3,640	69,706
Marriott International Inc/DE	2,747	74,471
Mattel Inc	3,213	70,654
McDonald's Corp	9,146	583,972
Newell Rubbermaid Inc	2,365	32,519
NIKE Inc	3,280	221,728
Nordstrom Inc	1,658	61,247
Office Depot Inc*	2,343	16,916
O'Reilly Automotive Inc*	1,124	44,173
PACCAR Inc	3,117	110,186
Polo Ralph Lauren Corp	500	39,965
Pulte Homes Inc	2,804	30,367
RadioShack Corp	1,294	25,311
Sears Holdings Corp*	447	42,764
Southwest Airlines Co	6,485	81,581
Staples Inc	6,039	155,565
Starbucks Corp*	6,248	143,142
Starwood Hotels & Resorts Worldwide Inc	1,746	67,570
Target Corp	6,237	321,330
Tiffany & Co	1,141	50,649
TJX Cos Inc	3,710	154,447
VF Corp	775	59,970
Walgreen Co	8,361	294,642
Wal-Mart Stores Inc	18,501	1,000,349
Whirlpool Corp	642	54,031
WW Grainger Inc	597	60,685
Wyndham Worldwide Corp	1,509	34,692
Yum! Brands Inc	3,826	129,013
Total Consumer, Cyclical		7,258,475

Consumer, Non-Cyclical (23.40%)
Abbott Laboratories	13,018	$706,617
Aetna Inc	3,705	111,113
Allergan Inc	2,558	149,464
Altria Group Inc	17,690	355,923
AmerisourceBergen Corp	2,503	70,184
Amgen Inc*	8,393	475,128
Apollo Group Inc*	893	53,473
Archer-Daniels-Midland Co	5,377	157,869
Automatic Data Processing Inc	4,159	173,056
Avery Dennison Corp	891	28,156
Avon Products Inc	3,658	111,350
Baxter International Inc	5,016	285,561
Becton Dickinson and Co	2,048	159,478
Biogen Idec Inc*	2,456	135,105
Boston Scientific Corp*	11,263	87,176
Bristol-Myers Squibb Co	16,657	408,263
Brown-Forman Corp	848	44,401
Campbell Soup Co	1,775	59,161
Cardinal Health Inc	3,092	105,035
CareFusion Corp*	1,546	39,021
Celgene Corp*	3,200	190,464
CIGNA Corp	2,346	80,374
Clorox Co	1,128	69,158
Coca-Cola Co/The	16,506	870,196
Coca-Cola Enterprises Inc	2,339	59,761
Colgate-Palmolive Co	4,141	343,455
ConAgra Foods Inc	4,122	100,824
Constellation Brands Inc*	1,669	25,102
Convergys Corp*	1,100	13,574
Coventry Health Care Inc*	1,300	30,134
CR Bard Inc	884	74,062
DaVita Inc*	857	52,800
Dean Foods Co*	1,100	16,049
Dr Pepper Snapple Group Inc*	2,104	66,802
Eli Lilly & Co	8,327	285,949
Equifax Inc	1,159	37,389
Estee Lauder Cos Inc/The	1,100	66,143
Express Scripts Inc*	2,164	207,766
Forest Laboratories Inc*	2,726	81,453
Fortune Brands Inc	1,241	54,393
General Mills Inc	2,799	201,556
Genzyme Corp*	2,172	124,238
Gilead Sciences Inc*	7,514	357,742
H&R Block Inc	2,712	46,863
Hershey Co/The	1,533	60,952
HJ Heinz Co	2,647	121,497
Hospira Inc*	1,350	70,646
Humana Inc*	1,388	65,694
Intuitive Surgical Inc*	313	108,655
Iron Mountain Inc*	1,493	38,639
JM Smucker Co/The	981	58,546
Johnson & Johnson	22,845	1,439,234
Kellogg Co	2,222	115,877
King Pharmaceuticals Inc*	2,430	27,338
Kraft Foods Inc	12,210	347,130
Kroger Co/The	5,408	119,517
Laboratory Corp of America Holdings*	1,002	73,457
Life Technologies Corp*	695	35,278
Lorillard Inc	1,400	102,256
Mastercard Inc	600	134,622
McCormick & Co Inc	1,075	39,893
McKesson Corp	2,250	133,088
Medco Health Solutions Inc*	3,999	252,897
Medtronic Inc	9,271	402,361
Merck & Co Inc/NJ	25,322	933,875
Millipore Corp*	423	39,935
Molson Coors Brewing Co	1,100	44,418

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2010

Company	Shares	Value (Note 1)

Monster Worldwide Inc*	1,196	$16,684
Moody's Corp	1,875	49,913
Mylan Inc*	2,107	44,963
Patterson Cos Inc*	758	22,497
Paychex Inc	2,899	86,796
Pepsi Bottling Group Inc	1,328	50,769
PepsiCo Inc	12,907	806,300
Pfizer Inc	66,836	1,172,972
Philip Morris International Inc	16,263	796,562
Procter & Gamble Co/The	24,165	1,529,160
Quest Diagnostics Inc	1,280	72,640
Reynolds American Inc	1,470	77,616
Robert Half International Inc	1,510	42,129
RR Donnelley & Sons Co	1,958	38,945
Safeway Inc	3,802	94,746
Sara Lee Corp	6,096	82,662
St Jude Medical Inc*	2,842	108,621
Stryker Corp	1,954	103,757
SUPERVALU Inc	1,839	28,082
Sysco Corp	5,149	148,806
Tenet Healthcare Corp*	4,695	24,743
Total System Services Inc	1,406	20,021
Tyson Foods Inc	2,300	39,192
UnitedHealth Group Inc	9,862	333,927
Varian Medical Systems Inc*	1,100	53,867
Watson Pharmaceuticals Inc*	836	33,264
WellPoint Inc*	4,018	248,594
Western Union Co/The	5,814	91,745
Whole Foods Market Inc*	1,300	46,137
Zimmer Holdings Inc*	1,950	111,794
Total Consumer, Non-Cyclical		18,315,490

Diversified (0.04%)
Leucadia National Corp*	1,400	33,236
Total Diversified		33,236

Energy (11.53%)
Anadarko Petroleum Corp	3,918	274,769
Apache Corp	2,784	288,534
Baker Hughes Inc	2,675	128,186
BJ Services Co	2,548	55,674
Cameron International Corp*	1,798	73,952
Chesapeake Energy Corp	3,500	92,995
Chevron Corp	16,620	1,201,626
ConocoPhillips	12,283	589,584
Consol Energy Inc	1,500	75,540
Devon Energy Corp	3,775	259,947
Diamond Offshore Drilling Inc	576	50,296
El Paso Corp	5,972	62,527
Ensco International PLC	1,200	53,004
EOG Resources Inc	2,086	196,188
EQT Corp	1,085	47,480
Exxon Mobil Corp	38,280	2,488,199
FMC Technologies Inc*	1,024	57,518
Halliburton Co	7,462	224,979
Hess Corp	2,293	134,828
Marathon Oil Corp	5,982	173,179
Murphy Oil Corp	1,600	83,040
Nabors Industries Ltd*	2,404	52,984
National Oilwell Varco Inc*	2,988	129,888
Noble Energy Inc	1,400	101,696
Occidental Petroleum Corp	6,720	536,592
Peabody Energy Corp	2,200	101,134
Questar Corp	1,500	62,985
Range Resources Corp	1,400	70,854
Rowan Cos Inc	921	23,964
Schlumberger Ltd	10,000	611,000
Smith International Inc	1,700	$69,683
Southwestern Energy Co*	2,800	119,140
Spectra Energy Corp	5,340	116,412
Sunoco Inc	1,006	26,528
Tesoro Corp	1,200	14,304
Valero Energy Corp	4,652	81,503
Williams Cos Inc/The	5,123	110,349
XTO Energy Inc	4,061	185,588
Total Energy		9,026,649

Financial (13.44%)
Aflac Inc	4,094	202,448
Allstate Corp/The	4,446	138,938
American Capital Ltd	439	1,888
American Express Co	9,991	381,556
American International Group Inc	1,079	26,727
Ameriprise Financial Inc	1,978	79,179
AON Corp	2,484	101,695
Apartment Investment & Management Co	1,148	19,160
Assurant Inc	800	24,416
AvalonBay Communities Inc	722	58,785
Bank of America Corp	58,084	967,679
Bank of New York Mellon Corp/The	9,567	272,851
BB&T Corp	4,620	131,809
Boston Properties Inc	1,000	67,930
Capital One Financial Corp	3,543	133,748
CB Richard Ellis Group Inc*	1,600	21,120
Charles Schwab Corp/The	7,995	146,388
Chubb Corp	2,919	147,293
Cincinnati Financial Corp	1,551	41,722
Citigroup Inc	94,068	319,831
CME Group Inc	550	165,930
Comerica Inc	1,331	48,022
Discover Financial Services	4,034	55,064
E*Trade Financial Corp*	3,742	6,025
Equity Residential	2,484	89,623
Federated Investors Inc	848	21,208
Fifth Third Bancorp	4,472	54,603
First Horizon National Corp*	1,169	14,963
Franklin Resources Inc	1,329	135,186
General Growth Properties Inc*	2,129	27,911
Genworth Financial Inc	3,700	58,978
Goldman Sachs Group Inc/The	4,173	652,449
Hartford Financial Services Group Inc	2,634	64,191
HCP Inc	2,387	68,698
Host Hotels & Resorts Inc	4,697	55,002
Hudson City Bancorp Inc	4,300	58,136
Huntington Bancshares Inc	3,125	15,031
IntercontinentalExchange Inc*	600	64,374
Invesco Ltd	3,410	66,836
Janus Capital Group Inc	1,377	17,213
JPMorgan Chase & Co	32,343	1,357,435
KeyCorp	3,287	23,502
Kimco Realty Corp	2,100	29,169
Legg Mason Inc	1,100	28,435
Lincoln National Corp	2,289	57,637
Loews Corp	2,994	109,161
M&T Bank Corp	659	51,026
Marsh & McLennan Cos Inc	4,530	105,187
Marshall & Ilsley Corp	2,248	15,916
MBIA Inc*	1,215	5,856
MetLife Inc	6,247	227,328
Morgan Stanley	11,206	315,785
Northern Trust Corp	1,583	$84,358
NYSE Euronext	2,200	58,036
People's United Financial Inc	2,887	45,528
Principal Financial Group Inc	2,207	51,224
Progressive Corp/The*	6,108	104,752
ProLogis	2,148	27,688
Prudential Financial Inc	3,888	203,770
Public Storage	1,000	82,190
Regions Financial Corp	5,885	39,724
Simon Property Group Inc	1,933	151,335
SLM Corp*	3,509	39,231
State Street Corp	4,093	183,817
SunTrust Banks Inc	2,946	70,144
T Rowe Price Group Inc	2,226	112,836
Torchmark Corp	787	36,596
Travelers Cos Inc/The	4,853	255,219
Unum Group	2,983	62,076
US Bancorp	14,513	357,165
Ventas Inc	1,297	57,314
Vornado Realty Trust	1,138	74,789
Wells Fargo & Co	38,602	1,055,379
Zions Bancorporation	953	17,669
Total Financial		10,521,883

Industrial (10.80%)
3M Co	5,757	461,424
Agilent Technologies Inc*	3,215	101,144
Amphenol Corp	1,420	59,143
Ball Corp	779	42,097
Bemis Co Inc	906	26,519
Black & Decker Corp	525	38,047
Boeing Co/The	6,020	380,223
Caterpillar Inc	4,988	284,565
CH Robinson Worldwide Inc	1,500	79,995
CSX Corp	3,418	162,218
Cummins Inc	1,788	101,523
Danaher Corp	2,083	154,080
Deere & Co	3,710	212,583
Dover Corp	1,542	69,791
Eastman Kodak Co	2,384	14,161
Eaton Corp	1,240	84,469
Emerson Electric Co	6,230	294,928
Expeditors International of Washington Inc	1,800	65,646
FedEx Corp	2,638	223,597
Fluor Corp	1,548	66,254
General Dynamics Corp	3,192	231,580
General Electric Co	87,796	1,410,003
Goodrich Corp	1,031	67,665
Honeywell International Inc	6,297	252,888
Illinois Tool Works Inc	3,187	145,072
ITT Corp	1,498	76,743
Jabil Circuit Inc	1,699	25,774
Jacobs Engineering Group Inc*	1,000	38,800
L-3 Communications Holdings Inc	1,034	94,528
Leggett & Platt Inc	1,520	28,804
Lockheed Martin Corp	2,708	210,574
Manitowoc Co Inc/The	1,100	12,826
Masco Corp	3,084	41,233
Molex Inc	1,295	26,483
Norfolk Southern Corp	3,043	156,501
Northrop Grumman Corp	2,681	164,238
Owens-Illinois Inc*	1,395	41,348
Pactiv Corp*	1,193	29,539
Pall Corp	1,025	40,457
Parker Hannifin Corp	1,509	91,008
PerkinElmer Inc	1,021	22,676

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2010

Company	Shares	Value (Note 1)

Precision Castparts Corp	1,200	$135,300
Raytheon Co	3,267	183,736
Republic Services Inc	1,125	31,658
Rockwell Automation Inc/DE	1,270	68,694
Rockwell Collins Inc	1,357	76,372
Ryder System Inc	477	16,833
Sealed Air Corp	1,582	32,320
Snap-On Inc	609	25,712
Stanley Works/The	670	38,358
Textron Inc	2,066	41,155
Thermo Fisher Scientific Inc*	3,610	176,060
Union Pacific Corp	4,179	281,539
United Parcel Service Inc	8,249	484,546
United Technologies Corp	7,810	536,157
Waste Management Inc	4,328	142,911
Waters Corp*	883	52,680
Total Industrial		8,455,178

Technology (13.18%)
Adobe Systems Inc*	4,342	150,450
Advanced Micro Devices Inc*	4,487	35,492
Altera Corp	2,432	59,414
Analog Devices Inc	2,580	75,439
Apple Inc*	7,268	1,487,177
Applied Materials Inc	11,609	142,094
Autodesk Inc*	1,888	52,637
BMC Software Inc*	1,733	63,844
Broadcom Corp*	3,543	110,967
CA Inc	3,290	74,025
Citrix Systems Inc*	1,544	66,407
Cognizant Technology Solutions Corp*	2,400	115,512
Computer Sciences Corp*	1,256	65,048
Compuware Corp*	2,795	20,935
Dell Inc*	13,235	175,099
Electronic Arts Inc*	2,629	43,589
EMC Corp*	16,689	291,891
Fidelity National Information Services Inc	1,400	31,556
Fiserv Inc*	1,368	65,979
Hewlett-Packard Co	19,784	1,004,829
Intel Corp	46,304	950,621
International Business Machines Corp	10,955	1,393,037
Intuit Inc*	2,806	90,802
Kla-Tencor Corp	1,659	48,327
Lexmark International Inc*	856	28,856
Linear Technology Corp	1,917	52,085
LSI Corp*	6,000	32,340
MEMC Electronic Materials Inc*	1,900	23,009
Microchip Technology Inc	1,800	$48,708
Micron Technology Inc*	6,262	56,734
Microsoft Corp	63,456	1,818,648
National Semiconductor Corp	2,003	29,003
NetApp Inc*	2,959	88,800
Novell Inc*	2,982	13,986
Novellus Systems Inc*	1,106	24,465
Nvidia Corp*	4,572	74,066
Oracle Corp	31,400	774,010
Pitney Bowes Inc	1,820	41,678
QLogic Corp*	1,486	27,045
Teradata Corp*	1,575	48,022
Teradyne Inc*	2,030	20,280
Texas Instruments Inc	10,558	257,404
Western Digital Corp*	1,845	71,272
Xerox Corp	11,828	110,828
Xilinx Inc	2,504	64,678
Total Technology		10,321,088

Utilities (3.40%)
AES Corp/The*	5,611	65,593
Allegheny Energy Inc	1,381	31,280
Ameren Corp	1,712	42,304
American Electric Power Co Inc	3,369	113,266
CenterPoint Energy Inc	2,697	36,086
CMS Energy Corp	2,062	31,487
Consolidated Edison Inc	2,227	95,204
Constellation Energy Group Inc	1,472	51,623
Dominion Resources Inc	4,860	184,631
DTE Energy Co	1,568	68,083
Duke Energy Corp	10,582	173,016
Dynegy Inc*	4,200	6,300
Edison International	2,778	90,646
Entergy Corp	1,678	127,478
Exelon Corp	5,461	236,461
FirstEnergy Corp	2,518	97,321
FPL Group Inc	3,378	156,638
Integrys Energy Group Inc	615	27,109
Nicor Inc	460	19,159
NiSource Inc	2,493	37,445
Pepco Holdings Inc	1,700	28,594
PG&E Corp	3,092	129,617
Pinnacle West Capital Corp	969	35,281
PPL Corp	3,232	92,047
Progress Energy Inc	2,285	87,493
Public Service Enterprise Group Inc	4,382	130,233
Sempra Energy	2,196	107,977
Southern Co	6,412	203,709
TECO Energy Inc	1,982	$30,384
Wisconsin Energy Corp	969	46,929
Xcel Energy Inc	3,728	77,580
Total Utilities		2,660,974

Total Common Stock (Cost $64,820,072)		77,683,107

Short-Term Investments (0.12%)

United States Treasury Bills (0.12%)	Par Value
United States Treasury Bill 06/03/2010 (b)	$100,000	99,969
Total United States Treasury Bills		99,969

Total Short-Term Investments (Cost $99,962)		99,969

Total Investments (Cost $64,920,034) (a) (99.35%)		77,783,076
Other Net Assets (0.65%)		501,928
Net Assets (100.00%)		$78,285,004

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $65,494,150. At February 28, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$25,519,835
Unrealized depreciation	(13,230,909)
Net unrealized appreciation	$12,288,926

(b) At February 28, 2010, certain United States Treasury Bills with a market value of $ 99,969 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2010: Contracts - $50 times premium / delivery month / commitment

S&P 500 E-mini	Unrealized Appreciation
9 / March 2010 / Long	$3,870

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited)	2/28/2010

Company	Shares	Value (Note 1)

Common Stock (99.80%)

Basic Materials (4.89%)
Albemarle Corp	12,890	$483,246
Ashland Inc	9,407	442,882
Cabot Corp	9,535	277,087
Carpenter Technology Corp	6,209	185,463
Cytec Industries Inc	6,652	283,841
Louisiana-Pacific Corp*	12,900	98,169
Lubrizol Corp	9,506	751,069
Minerals Technologies Inc	2,779	135,699
Olin Corp	10,983	192,312
Potlatch Corp	5,863	193,596
Rayonier Inc	11,134	462,840
Reliance Steel & Aluminum Co	8,993	398,750
RPM International Inc	18,683	359,648
Sensient Technologies Corp	7,064	186,631
Steel Dynamics Inc	26,369	430,606
Terra Industries Inc	14,053	578,562
Valspar Corp	14,132	386,652
Total Basic Materials		5,847,053

Communications (4.38%)
3Com Corp*	54,617	416,728
ADTRAN Inc	7,735	180,844
Cincinnati Bell Inc*	30,283	89,638
CommScope Inc*	11,518	293,594
Digital River Inc*	5,400	141,966
Equinix Inc*	5,323	502,864
F5 Networks Inc*	11,072	617,818
Factset Research Systems Inc	5,887	389,719
Harte-Hanks Inc	5,400	64,206
John Wiley & Sons Inc	5,992	251,544
Lamar Advertising Co*	7,126	214,350
NetFlix Inc*	5,774	381,373
NeuStar Inc*	10,188	236,158
Plantronics Inc	6,891	195,911
Polycom Inc*	11,816	308,516
RF Micro Devices Inc*	37,000	155,770
Scholastic Corp	4,026	118,364
Syniverse Holdings Inc*	7,333	123,341
Telephone & Data Systems Inc	14,175	442,402
ValueClick Inc*	12,200	115,778
Total Communications		5,240,884

Consumer, Cyclical (14.31%)
99 Cents Only Stores*	6,600	108,900
Advance Auto Parts Inc	13,391	546,353
Aeropostale Inc*	9,678	342,214
AirTran Holdings Inc*	16,600	80,012
Alaska Air Group Inc*	5,445	190,575
American Eagle Outfitters Inc	29,090	490,748
Barnes & Noble Inc	5,201	104,384
Bob Evans Farms Inc	4,416	125,900
BorgWarner Inc	16,425	615,281
Boyd Gaming Corp*	8,100	61,884
Brinker International Inc	14,612	264,623
CarMax Inc*	31,066	627,223
Cheesecake Factory Inc/The*	8,469	200,292
Chico's FAS Inc*	25,000	338,750
Chipotle Mexican Grill Inc*	2,894	303,031
Collective Brands Inc*	9,033	204,146
Copart Inc*	9,011	321,512
Dick's Sporting Goods Inc*	12,200	296,826
Dollar Tree Inc*	12,671	706,282
DreamWorks Animation SKG Inc*	10,509	456,721
Foot Locker Inc	21,900	284,043
Fossil Inc*	6,292	$228,085
Guess? Inc	8,297	338,435
Hanesbrands Inc*	13,348	346,114
Herman Miller Inc	8,188	149,022
HNI Corp	6,707	159,425
Ingram Micro Inc*	22,817	403,861
International Speedway Corp	3,913	104,516
J Crew Group Inc*	7,300	307,184
JetBlue Airways Corp*	28,400	149,952
Life Time Fitness Inc*	4,900	124,264
LKQ Corp*	19,762	378,442
MDC Holdings Inc	5,200	177,944
Mohawk Industries Inc*	7,911	408,049
MSC Industrial Direct Co	6,323	288,139
NVR Inc*	800	566,640
Oshkosh Corp	12,326	469,867
Owens & Minor Inc	5,870	262,096
Panera Bread Co*	4,385	319,184
PetSmart Inc	17,765	483,563
Phillips-Van Heusen Corp	7,300	317,696
Regis Corp	7,803	128,984
Ross Stores Inc	17,866	873,826
Rovi Corp*	11,547	386,825
Ryland Group Inc	6,000	136,140
Saks Inc*	20,765	144,940
Scientific Games Corp*	6,000	101,340
Tech Data Corp*	7,080	303,307
Thor Industries Inc	5,115	173,552
Timberland Co/The*	6,982	129,097
Toll Brothers Inc*	18,616	350,539
Under Armour Inc*	5,300	138,118
Urban Outfitters Inc*	16,117	519,129
Warnaco Group Inc/The*	6,700	279,658
Wendy's/Arby's Group Inc	58,916	287,510
Williams-Sonoma Inc	12,215	262,134
WMS Industries Inc*	6,890	261,338
Total Consumer, Cyclical		17,128,615

Consumer, Non-Cyclical (21.38%)
Aaron's Inc	7,563	224,394
Affymetrix Inc*	9,900	72,369
Alberto-Culver Co	12,034	333,582
Alliance Data Systems Corp*	8,186	453,832
American Greetings Corp	5,556	105,953
Beckman Coulter Inc	8,898	583,353
Bio-Rad Laboratories Inc*	2,700	252,153
Brink's Home Security Holdings Inc*	5,741	240,261
Career Education Corp*	10,400	289,328
Charles River Laboratories International Inc*	9,317	353,301
Church & Dwight Co Inc	9,898	664,948
Community Health Systems Inc*	13,035	446,709
Corinthian Colleges Inc*	12,215	198,127
Corn Products International Inc	10,512	342,481
Corporate Executive Board Co/The	4,800	109,824
Corrections Corp of America*	16,233	347,386
Covance Inc*	9,010	510,146
Edwards Lifesciences Corp*	7,894	724,906
Endo Pharmaceuticals Holdings Inc*	16,513	375,671
Flowers Foods Inc	11,068	282,123
FTI Consulting Inc*	7,236	265,851
Gartner Inc*	8,377	199,289
Gen-Probe Inc*	7,340	330,887
Global Payments Inc	11,332	$485,123
Hansen Natural Corp*	10,213	424,861
Health Management Associates Inc*	34,600	252,234
Health Net Inc*	14,639	338,015
Henry Schein Inc*	12,710	722,309
Hewitt Associates Inc*	12,000	455,880
Hill-Rom Holdings Inc	9,117	239,230
Hologic Inc*	36,161	623,777
IDEXX Laboratories Inc*	8,318	439,274
Immucor Inc*	9,928	191,908
ITT Educational Services Inc*	4,375	477,050
Kindred Healthcare Inc*	4,400	76,648
Kinetic Concepts Inc*	8,000	335,360
Korn/Ferry International*	6,830	116,656
Lancaster Colony Corp	2,799	161,054
Lender Processing Services Inc	11,852	452,509
LifePoint Hospitals Inc*	7,661	233,661
Lincare Holdings Inc*	9,695	389,351
Manpower Inc	11,042	568,884
Masimo Corp*	6,809	188,541
Medicis Pharmaceutical Corp	8,100	182,250
Navigant Consulting Inc*	6,700	77,921
NBTY Inc*	7,600	345,040
Omnicare Inc	14,691	397,685
OSI Pharmaceuticals Inc*	8,170	302,453
PepsiAmericas Inc	7,895	236,692
Perrigo Co	10,944	542,494
Pharmaceutical Product Development Inc	16,620	350,017
Psychiatric Solutions Inc*	7,926	170,013
Ralcorp Holdings Inc*	7,973	532,676
Rent-A-Center Inc*	9,306	206,965
ResMed Inc*	10,622	606,304
Rollins Inc	6,276	133,365
Ruddick Corp	5,539	162,293
SAIC Inc*	28,737	566,119
Scotts Miracle-Gro Co/The	6,202	242,188
Service Corp International	35,372	285,098
Smithfield Foods Inc*	17,160	295,324
Sotheby's	9,743	236,755
STERIS Corp	8,496	268,559
Strayer Education Inc	1,975	447,989
Techne Corp	5,249	335,516
Thoratec Corp*	7,959	229,617
Tootsie Roll Industries Inc	3,739	101,738
Towers Watson & Co	6,009	265,418
Tupperware Brands Corp	8,826	412,439
United Therapeutics Corp*	6,562	376,724
Universal Corp	3,523	186,895
Universal Health Services Inc	13,842	429,379
Valeant Pharmaceuticals International*	11,584	431,156
VCA Antech Inc*	11,940	284,411
Vertex Pharmaceuticals Inc*	22,403	909,786
WellCare Health Plans Inc*	5,900	157,530
Total Consumer, Non-Cyclical		25,588,008

Energy (6.86%)
Arch Coal Inc	22,750	511,648
Bill Barrett Corp*	5,252	178,095
Cimarex Energy Co	11,741	701,642
Comstock Resources Inc*	6,548	226,037
Encore Acquisition Co*	7,438	368,404
Exterran Holdings Inc*	8,801	200,223
Helix Energy Solutions Group Inc*	13,200	151,932
Helmerich & Payne Inc	11,063	448,273

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2010

Company	Shares	Value (Note 1)

Mariner Energy Inc*	13,800	$207,276
National Fuel Gas Co	11,208	557,486
Newfield Exploration Co*	18,693	954,652
Oceaneering International Inc*	7,712	466,190
Oneok Inc	14,843	657,990
Patriot Coal Corp*	10,414	173,497
Patterson-UTI Energy Inc	21,619	333,797
Plains Exploration & Production Co*	19,297	633,135
Pride International Inc*	24,467	684,587
Quicksilver Resources Inc*	15,768	235,259
Superior Energy Services Inc*	11,015	227,680
Unit Corp*	6,700	291,249
Total Energy		8,209,052

Financial (17.47%)
Affiliated Managers Group Inc*	5,817	413,763
Alexandria Real Estate Equities Inc	5,549	341,929
AMB Property Corp	12,351	300,623
American Financial Group Inc	10,604	274,325
AmeriCredit Corp*	12,922	287,515
Apollo Investment Corp	20,800	242,528
Arthur J Gallagher & Co	14,123	335,139
Astoria Financial Corp	11,982	159,001
Bancorpsouth Inc	10,219	198,964
Bank of Hawaii Corp	6,739	284,453
BRE Properties Inc	7,400	249,454
Brown & Brown Inc	16,359	274,504
Camden Property Trust	9,036	361,892
City National Corp	5,950	297,024
Commerce Bancshares Inc	9,829	398,173
Corporate Office Properties Trust	8,087	297,844
Cullen/Frost Bankers Inc	8,378	453,669
Duke Realty Corp	31,550	350,205
Eaton Vance Corp	16,478	497,471
Equity One Inc	5,700	105,279
Essex Property Trust Inc	3,869	332,347
Everest Re Group Ltd	6,272	535,754
Federal Realty Investment Trust	8,331	574,506
Fidelity National Financial Inc	32,822	467,714
First American Corp	13,140	423,502
First Niagara Financial Group Inc	21,109	296,370
FirstMerit Corp	11,792	249,283
Fulton Financial Corp	24,751	238,105
Hanover Insurance Group Inc/The	7,207	303,775
HCC Insurance Holdings Inc	15,815	441,239
Highwoods Properties Inc	9,859	286,404
Horace Mann Educators Corp	5,500	73,920
Hospitality Properties Trust	15,715	345,259
International Bancshares Corp	7,155	151,686
Jefferies Group Inc*	17,845	445,411
Jones Lang LaSalle Inc	5,700	363,033
Liberty Property Trust	15,228	471,002
Macerich Co/The	11,582	412,782
Mack-Cali Realty Corp	11,027	369,846
Mercury General Corp	5,100	209,406
Nationwide Health Properties Inc	14,461	479,961
New York Community Bancorp Inc	30,459	471,810
NewAlliance Bancshares Inc	15,052	180,323
Old Republic International Corp	33,907	382,810
Omega Healthcare Investors Inc	11,616	220,356
PacWest Bancorp	3,500	$71,050
Protective Life Corp	12,062	221,458
Raymond James Financial Inc	13,910	359,713
Realty Income Corp	14,704	411,712
Regency Centers Corp	11,279	391,043
Reinsurance Group of America Inc	10,256	487,468
SL Green Realty Corp	10,827	552,827
StanCorp Financial Group Inc	6,910	296,992
SVB Financial Group*	4,820	214,779
TCF Financial Corp	15,890	229,452
Trustmark Corp	6,874	156,727
UDR Inc	21,208	356,294
Unitrin Inc	7,551	182,432
Valley National Bancorp	19,987	287,813
Waddell & Reed Financial Inc	12,130	398,834
Washington Federal Inc	12,798	249,433
Webster Financial Corp	9,038	144,608
Weingarten Realty Investors	15,004	308,932
Westamerica Bancorporation	4,114	225,776
WR Berkley Corp	19,393	499,176
Total Financial		20,896,878

Industrial (17.14%)
Aecom Technology Corp*	12,923	350,213
AGCO Corp*	13,029	446,243
Alexander & Baldwin Inc	5,922	190,570
Alliant Techsystems Inc*	4,621	367,138
AMETEK Inc	15,142	591,144
Aptargroup Inc	9,548	367,884
Arrow Electronics Inc*	16,856	475,508
Avnet Inc*	13,592	375,275
BE Aerospace Inc*	14,241	368,842
Brink's Co/The	5,706	145,389
Bucyrus International Inc	10,591	662,573
Carlisle Cos Inc	8,616	295,529
Clean Harbors Inc*	3,100	176,204
Commercial Metals Co	15,859	260,088
Con-way Inc	6,652	216,123
Crane Co	6,672	211,302
Donaldson Co Inc	10,878	448,826
Energizer Holdings Inc*	9,766	565,940
GATX Corp	6,653	177,302
Gentex Corp	19,406	376,670
Graco Inc	8,441	231,368
Granite Construction Inc	4,696	129,750
Greif Inc	4,800	245,952
Harsco Corp	11,317	339,736
Hubbell Inc	1,448	67,839
IDEX Corp	11,374	352,594
Itron Inc*	5,630	376,929
JB Hunt Transport Services Inc	11,553	409,900
Joy Global Inc	14,407	731,876
Kansas City Southern*	12,908	442,744
KBR Inc	22,619	468,439
Kennametal Inc	11,054	287,957
Landstar System Inc	7,236	288,644
Lennox International Inc	6,639	280,166
Lincoln Electric Holdings Inc	5,992	285,818
Martin Marietta Materials Inc	6,376	505,107
Matthews International Corp	4,500	150,840
Mettler-Toledo International Inc*	4,745	471,700
Mine Safety Appliances Co	4,300	109,177
National Instruments Corp	7,888	249,419
Nordson Corp	4,952	325,842
Overseas Shipholding Group Inc	3,369	149,887
Packaging Corp of America	14,444	$343,767
Pentair Inc	13,853	451,054
Shaw Group Inc/The*	11,777	408,662
Sonoco Products Co	14,066	416,072
SPX Corp	6,907	410,897
Teleflex Inc	5,812	354,183
Temple-Inland Inc	15,300	284,886
Terex Corp*	14,700	286,209
Thomas & Betts Corp*	7,444	268,728
Tidewater Inc	7,287	324,782
Timken Co	12,006	314,917
Trimble Navigation Ltd*	16,847	452,679
Trinity Industries Inc	11,078	186,443
Valmont Industries Inc	2,476	176,291
Varian Inc*	4,063	209,976
Vishay Intertechnology Inc*	26,400	270,600
Wabtec Corp	6,732	256,758
Waste Connections Inc*	11,286	379,435
Werner Enterprises Inc	6,585	146,911
Woodward Governor Co	7,744	222,950
Worthington Industries Inc	8,457	133,959
Zebra Technologies Corp*	8,373	239,217
Total Industrial		20,509,823

Technology (7.54%)
ACI Worldwide Inc*	5,205	94,939
Acxiom Corp*	9,766	164,655
Advent Software Inc*	2,204	88,865
ANSYS Inc*	12,353	541,803
Atmel Corp*	63,892	288,153
Broadridge Financial Solutions Inc	19,773	416,024
Cadence Design Systems Inc*	36,800	209,760
Cerner Corp*	9,536	791,011
Cree Inc*	12,536	850,317
Diebold Inc	9,658	279,696
DST Systems Inc*	5,746	220,819
Fair Isaac Corp	6,886	158,103
Fairchild Semiconductor International Inc*	18,260	188,443
Integrated Device Technology Inc*	23,300	127,451
International Rectifier Corp*	10,300	208,369
Intersil Corp	17,228	255,664
Jack Henry & Associates Inc	11,811	266,692
Lam Research Corp*	17,816	604,141
Mantech International Corp*	2,960	146,165
Mentor Graphics Corp*	12,832	106,762
MICROS Systems Inc*	11,333	340,443
NCR Corp*	22,355	282,120
Palm Inc*	19,429	118,517
Parametric Technology Corp*	16,333	284,358
Quest Software Inc*	8,658	145,887
SEI Investments Co	18,835	331,873
Semtech Corp*	8,601	136,498
Silicon Laboratories Inc*	6,298	286,181
SRA International Inc*	6,300	120,078
Sybase Inc*	11,721	520,295
Synopsys Inc*	20,315	444,899
Total Technology		9,018,981

Utilities (5.83%)
AGL Resources Inc	10,877	395,161
Alliant Energy Corp	15,595	493,270
Aqua America Inc	19,120	327,334
Black Hills Corp	5,571	155,264
Cleco Corp	8,514	214,893

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2010

Company	Shares	Value (Note 1)

DPL Inc	16,345	$433,796
Energen Corp	10,107	459,464
Great Plains Energy Inc	19,036	339,031
Hawaiian Electric Industries Inc	12,902	262,814
IDACORP Inc	6,734	222,424
MDU Resources Group Inc	25,930	530,009
NSTAR	15,055	509,160
NV Energy Inc	33,039	367,063
OGE Energy Corp	13,537	494,913
PNM Resources Inc	11,882	145,198
Southern Union Co	17,485	418,591
UGI Corp	15,261	382,288
Vectren Corp	11,423	265,585
Westar Energy Inc	15,318	327,805
WGL Holdings Inc	7,205	236,684
Total Utilities		6,980,747

Total Common Stock (Cost $103,502,935)		119,420,041

Short-Term Investments (0.08%)

United States Treasury Bills (0.08%)	Par Value
United States Treasury Bill 06/03/2010 (b)	$100,000	$99,969
Total United States Treasury Bills		99,969

Total Short-Term Investments (Cost $99,962)		99,969

Total Investments (Cost $103,602,897) (a) (99.88%)		119,520,010

Other Net Assets (0.12%)	139,832
Net Assets (100.00%)	$119,659,842

*Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $103,692,239. At February 28, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$26,836,722
Unrealized depreciation	(11,008,951)
Net unrealized appreciation	$15,827,771

(b) At February 28, 2010, certain United States Treasury Bills with a market value of $99,969 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2010: Contracts - $100 times premium / delivery month / commitment

S&P MidCap 400 E-mini	Unrealized Appreciation
3 / March 2010 / Long	$9,960

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited)	2/28/2010
Company	Shares	Value (Note 1)

Common Stock (95.06%)

Basic Materials (2.77%)
A. Schulman Inc	1,547	$36,447
AMCOL International Corp	1,466	37,295
American Vanguard Corp	1,345	8,675
Arch Chemicals Inc	1,494	46,120
Balchem Corp	1,650	36,152
Brush Engineered Materials Inc*	1,269	26,065
Buckeye Technologies Inc*	1,716	18,962
Century Aluminum Co*	2,451	29,878
Clearwater Paper Corp*	752	36,292
Deltic Timber Corp	590	27,105
HB Fuller Co	3,124	65,573
Neenah Paper Inc	750	10,628
NewMarket Corp	800	71,240
Olympic Steel Inc	500	13,830
OM Group Inc*	1,855	63,849
Penford Corp	400	4,456
PolyOne Corp*	5,408	42,994
Quaker Chemical Corp	439	8,697
RTI International Metals Inc*	1,366	32,825
Schweitzer-Mauduit International Inc	770	35,343
Stepan Co	400	19,016
Wausau Paper Corp	3,194	27,021
Zep Inc	1,342	29,645
Total Basic Materials		728,108

Communications (4.63%)
Adaptec Inc*	7,937	24,446
Anixter International Inc*	1,885	78,680
Applied Signal Technology Inc	560	10,343
Arris Group Inc*	8,093	83,520
Black Box Corp	1,103	31,910
Blue Coat Systems Inc*	2,200	63,756
Blue Nile Inc*	800	40,992
Cbeyond Inc*	1,695	21,018
comScore Inc*	1,251	19,416
Comtech Telecommunications Corp*	1,600	$50,592
Cybersource Corp*	4,557	78,061
DealerTrack Holdings Inc*	2,690	38,252
EMS Technologies Inc*	1,000	13,720
eResearchTechnology Inc*	2,768	16,746
EW Scripps Co*	1,800	13,716
Fairpoint Communications Inc*	5,300	140
General Communication Inc*	2,942	16,152
Harmonic Inc*	6,254	41,026
Infospace Inc*	1,900	19,152
inVentiv Health Inc*	1,900	27,892
Iowa Telecommunications Services Inc	2,166	34,981
j2 Global Communications Inc*	2,976	64,579
Knot Inc/The*	1,600	12,240
Netgear Inc*	1,900	48,165
Network Equipment Technologies Inc*	1,066	5,437
Neutral Tandem Inc*	1,995	32,159
Novatel Wireless Inc*	1,500	9,990
NutriSystem Inc	1,800	34,830
PC-Tel Inc*	942	5,737
Perficient Inc*	1,900	21,090
Stamps.com Inc*	1,100	9,966
Symmetricom Inc*	2,100	12,327
Tekelec*	4,296	70,970
Tollgrade Communications Inc*	630	4,108
United Online Inc	5,300	33,178
USA Mobility Inc	1,400	15,764
Viasat Inc*	1,752	53,261
Websense Inc*	2,754	59,101
Total Communications		1,217,413

Consumer, Cyclical (15.75%)
Arctic Cat Inc	1,013	10,900
ATC Technology Corp*	1,300	29,133
Audiovox Corp*	1,050	$7,581
Big 5 Sporting Goods Corp	1,300	19,864
BJ's Restaurants Inc*	1,300	27,820
Brightpoint Inc*	2,880	20,534
Brown Shoe Co Inc	2,695	37,272
Brunswick Corp	5,200	60,008
Buckle Inc/The	1,350	39,515
Buffalo Wild Wings Inc*	1,200	52,740
Cabela's Inc*	2,300	35,558
California Pizza Kitchen Inc*	1,500	23,310
Carter's Inc*	3,700	106,042
Casey's General Stores Inc	3,365	102,330
Cash America International Inc	1,744	66,848
Cato Corp/The	1,862	36,495
CEC Entertainment Inc*	1,417	49,666
Childrens Place Retail Stores Inc/The*	1,478	56,474
Christopher & Banks Corp	1,875	13,013
CKE Restaurants Inc	3,700	42,069
Cracker Barrel Old Country Store Inc	1,300	56,784
CROCS Inc*	4,800	33,840
Deckers Outdoor Corp*	800	96,160
DineEquity Inc	898	26,347
Dress Barn Inc*	3,446	85,668
DTS Inc*	1,151	36,832
Ethan Allen Interiors Inc	1,913	30,531
Ezcorp Inc*	2,900	57,217
Finish Line Inc/The	2,948	35,641
First Cash Financial Services Inc*	1,500	31,830
Fred's Inc	2,610	27,014
G&K Services Inc	1,371	34,234
Genesco Inc*	1,318	31,540
Group 1 Automotive Inc	1,453	40,350
Gymboree Corp*	1,869	81,302
Haverty Furniture Cos Inc*	1,157	15,365
Hibbett Sports Inc*	1,704	39,209
HOT Topic Inc*	2,397	15,509
HSN Inc*	2,300	49,818
See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2010

Company	Shares	Value (Note 1)

Iconix Brand Group Inc*	4,587	$59,769
Insight Enterprises Inc*	2,982	38,140
Interface Inc	3,181	27,357
Interval Leisure Group Inc*	2,300	33,028
Jack in the Box Inc*	3,444	72,737
Jakks Pacific Inc*	1,604	19,809
Jo-Ann Stores Inc*	1,470	55,640
JOS A Bank Clothiers Inc*	1,150	51,440
K-Swiss Inc	1,713	15,999
Landry's Restaurants Inc*	826	16,842
La-Z-Boy Inc	2,673	33,707
Lithia Motors Inc	1,000	6,380
Liz Claiborne Inc	6,200	42,842
M/I Homes Inc*	700	8,995
Maidenform Brands Inc*	1,100	18,942
Marcus Corp	1,435	17,521
MarineMax Inc*	800	8,464
Men's Wearhouse Inc/The	3,043	64,998
Meritage Homes Corp*	2,050	43,850
Mobile Mini Inc*	2,228	30,279
Monarch Casino & Resort Inc*	600	4,638
Multimedia Games Inc*	1,431	6,540
MWI Veterinary Supply Inc*	800	32,960
National Presto Industries Inc	327	41,254
Nautilus Inc*	1,674	5,692
O'Charleys Inc	1,466	11,860
OfficeMax Inc	4,500	71,865
Oxford Industries Inc	832	16,191
Papa John's International Inc*	1,264	30,854
PEP Boys-Manny Moe & Jack	3,075	29,213
Perry Ellis International Inc*	700	13,699
PetMed Express Inc	1,300	25,181
PF Chang's China Bistro Inc*	1,512	64,169
Pinnacle Entertainment Inc*	3,726	26,939
Polaris Industries Inc	2,204	100,811
Pool Corp	3,136	62,657
Quiksilver Inc*	6,824	17,538
RC2 Corp*	1,100	15,521
Red Robin Gourmet Burgers Inc*	800	15,864
Ruby Tuesday Inc*	3,100	25,079
Ruth's Hospitality Group Inc*	1,000	3,620
Scansource Inc*	1,686	43,836
School Specialty Inc*	1,075	22,951
Shuffle Master Inc*	3,655	30,044
Skechers U.S.A. Inc*	1,900	58,387
Skyline Corp	400	6,820
Skywest Inc	3,479	51,350
Sonic Automotive Inc	1,573	16,202
Sonic Corp*	3,769	31,999
Spartan Motors Inc	1,900	10,659
Stage Stores Inc	2,706	35,990
Standard Motor Products Inc	916	7,429
Standard Pacific Corp*	7,590	32,030
Steak N Shake Co/The*	63	21,551
Stein Mart Inc*	1,360	11,111
Superior Industries International Inc	1,200	17,340
Texas Roadhouse Inc*	3,100	41,633
Toro Co	2,194	96,580
Tractor Supply Co*	2,161	118,249
True Religion Apparel Inc*	1,500	36,840
Tuesday Morning Corp*	1,500	8,565
Unifirst Corp/MA	800	42,048
United Stationers Inc*	1,437	82,067
Universal Electronics Inc*	800	18,072
Volcom Inc*	800	12,912
Watsco Inc	1,866	107,929
Winnebago Industries	1,700	19,856
Wolverine World Wide Inc	3,060	$84,364
World Fuel Services Corp	3,800	100,396
Zale Corp*	2,067	4,899
Zumiez Inc*	1,300	18,642
Total Consumer, Cyclical		4,141,998

Consumer, Non-Cyclical (18.97%)
Abaxis Inc*	1,300	33,007
ABM Industries Inc	2,908	59,556
Administaff Inc	1,536	27,679
Air Methods Corp*	600	15,966
Align Technology Inc*	4,000	72,400
Alliance One International Inc*	4,676	23,988
Almost Family Inc*	422	15,217
Amedisys Inc*	1,756	101,233
American Medical Systems Holdings Inc*	4,820	87,338
American Public Education Inc*	1,070	46,288
AMERIGROUP Corp*	3,438	90,351
AMN Healthcare Services Inc*	1,700	15,674
Amsurg Corp*	2,051	42,374
Andersons Inc/The	1,000	32,300
Arbitron Inc	1,587	34,121
Arqule Inc*	1,302	4,284
Bio-Reference Labs Inc*	767	30,381
Boston Beer Co Inc*	500	23,660
Bowne & Co Inc	1,860	20,702
Cal-Maine Foods Inc	800	25,648
Cambrex Corp*	1,239	4,671
Capella Education Co*	900	74,763
Catalyst Health Solutions Inc*	2,500	94,225
CDI Corp	607	8,674
Centene Corp*	2,878	51,430
Central Garden and Pet Co*	3,900	37,245
Chemed Corp	1,544	82,697
Coinstar Inc*	2,000	59,360
Conmed Corp*	1,925	42,119
Consolidated Graphics Inc*	696	31,000
Cooper Cos Inc/The	2,776	111,207
Corvel Corp*	500	16,100
Cross Country Healthcare Inc*	1,840	18,087
CryoLife Inc*	1,813	12,782
Cubist Pharmaceuticals Inc*	3,700	77,848
Cyberonics Inc*	1,199	21,402
Diamond Foods Inc	1,100	38,335
Emergent Biosolutions Inc*	1,000	14,660
Enzo Biochem Inc*	1,519	7,944
Exponent Inc*	800	21,304
Forrester Research Inc*	996	29,830
Genoptix Inc*	1,036	33,743
Gentiva Health Services Inc*	1,927	53,397
Geo Group Inc/The*	3,400	67,218
Great Atlantic & Pacific Tea Co*	1,319	9,589
Greatbatch Inc*	1,517	29,612
Green Mountain Coffee Roasters Inc*	2,092	176,543
Haemonetics Corp*	1,591	85,103
Hain Celestial Group Inc/The*	2,470	39,199
Hanger Orthopedic Group Inc*	2,064	38,494
Healthcare Services Group Inc	2,550	55,998
Healthspring Inc*	3,000	55,230
Healthways Inc*	1,971	29,604
Heartland Payment Systems Inc	1,600	24,464
Heidrick & Struggles International Inc	972	26,215
Helen of Troy Ltd*	1,976	$47,760
Hillenbrand Inc	4,100	82,205
HMS Holdings Corp*	1,600	73,664
ICU Medical Inc*	855	29,386
Integra LifeSciences Holdings Corp*	1,265	50,347
Invacare Corp	2,104	57,397
IPC The Hospitalist Co Inc*	565	18,679
J&J Snack Foods Corp	834	35,620
Kendle International Inc*	700	11,921
Kensey Nash Corp*	574	12,668
Kid Brands Inc*	958	4,646
Lance Inc	1,952	42,339
Landauer Inc	600	36,462
LCA-Vision Inc*	1,173	9,325
LHC Group Inc*	1,000	30,100
Live Nation Inc*	7,391	96,009
Magellan Health Services Inc*	2,700	113,183
Mannatech Inc	900	3,177
Martek Biosciences Corp	2,200	43,626
MAXIMUS Inc	1,113	64,087
Medcath Corp*	800	5,416
Mednax Inc*	3,014	161,248
Meridian Bioscience Inc	2,600	57,616
Merit Medical Systems Inc*	1,795	26,422
Midas Inc*	700	6,349
Molina Healthcare Inc*	800	17,104
Monro Muffler Brake Inc	1,200	41,832
Nash Finch Co	881	31,073
Natus Medical Inc*	1,600	21,568
Neogen Corp*	1,467	35,545
Odyssey HealthCare Inc*	1,878	32,921
On Assignment Inc*	2,167	14,281
Osteotech Inc*	821	3,194
Palomar Medical Technologies Inc*	1,000	9,030
Par Pharmaceutical Cos Inc*	2,000	50,060
Parexel International Corp*	3,378	68,067
Peet's Coffee & Tea Inc*	600	21,816
PharMerica Corp*	1,800	30,870
Pre-Paid Legal Services Inc*	540	22,486
PSS World Medical Inc*	4,200	88,578
Regeneron Pharmaceuticals Inc*	4,056	99,210
RehabCare Group Inc*	1,146	31,905
Res-Care Inc*	1,700	15,504
Rewards Network Inc*	387	5,631
Salix Pharmaceuticals Ltd*	2,700	77,112
Sanderson Farms Inc	1,018	49,841
Savient Pharmaceuticals Inc*	3,505	47,247
Spherion Corp*	3,098	24,381
Spartan Stores Inc	1,300	18,226
Standard Register Co/The	613	3,372
StarTek Inc*	740	4,832
SurModics Inc*	809	15,581
Symmetry Medical Inc*	2,200	18,920
TeleTech Holdings Inc*	1,900	33,231
Theragenics Corp*	1,389	1,972
TreeHouse Foods Inc*	2,100	90,363
TrueBlue Inc*	2,823	37,461
United Natural Foods Inc*	2,800	82,236
Universal Technical Institute Inc*	1,300	32,838
Viad Corp	1,409	26,926
Viropharma Inc*	5,100	63,546
Volt Information Sciences Inc*	646	6,880
WD-40 Co	1,126	35,266
West Pharmaceutical Services Inc	2,100	81,795

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2010

Company	Shares	Value (Note 1)

Wright Express Corp*	2,300	$65,136
Zoll Medical Corp*	1,200	31,104
Total Consumer, Non-Cyclical		4,990,852

Energy (4.88%)
Atwood Oceanics Inc*	3,644	121,927
Basic Energy Services Inc*	1,300	12,285
Cameron International Corp*	1,422	58,487
CARBO Ceramics Inc	1,224	74,701
Dril-Quip Inc*	2,000	109,440
Gulf Island Fabrication Inc	900	17,955
Headwaters Inc*	2,223	11,093
Holly Corp	2,700	69,336
Hornbeck Offshore Services Inc*	1,300	24,544
ION Geophysical Corp*	7,053	32,303
Lufkin Industries Inc	900	65,745
Matrix Service Co*	1,500	16,050
Oil States International Inc*	3,300	141,965
Penn Virginia Corp	2,700	68,310
Petroleum Development Corp*	815	19,161
Petroquest Energy Inc*	2,500	13,400
Pioneer Drilling Co*	2,900	20,706
SEACOR Holdings Inc*	1,351	103,189
Seahawk Drilling Inc*	700	14,385
St Mary Land & Exploration Co	4,128	134,489
Stone Energy Corp*	2,267	38,652
Superior Well Services Inc*	600	10,734
Swift Energy Co*	2,022	60,235
Tetra Technologies Inc*	4,434	44,695
Total Energy		1,283,787

Financial (17.12%)
Acadia Realty Trust	2,180	36,471
American Physicians Capital Inc	641	18,217
AMERISAFE Inc*	1,249	21,495
Bank Mutual Corp	3,500	22,715
Bank of the Ozarks Inc	827	25,405
BioMed Realty Trust Inc	6,438	99,467
Boston Private Financial Holdings Inc	4,201	28,777
Brookline Bancorp Inc	3,628	37,296
Cedar Shopping Centers Inc	2,600	17,134
Colonial Properties Trust	3,986	46,995
Columbia Banking System Inc	1,100	22,506
Community Bank System Inc	2,100	47,061
Delphi Financial Group Inc	2,421	51,640
DiamondRock Hospitality Co	7,314	65,387
Dime Community Bancshares	1,914	23,236
East West Bancorp Inc	5,506	96,465
EastGroup Properties Inc	1,500	53,850
eHealth Inc*	1,639	27,371
Employers Holdings Inc	3,092	40,753
Entertainment Properties Trust	2,184	83,472
Extra Space Storage Inc	5,400	60,912
First Bancorp	5,128	10,871
First Commonwealth Financial Corp	4,800	26,928
First Financial Bancorp	2,600	48,256
First Financial Bankshares Inc	1,400	73,290
First Midwest Bancorp Inc	3,089	41,980
Forestar Group Inc*	2,000	35,480
Franklin Street Properties Corp	3,922	50,868
Glacier Bancorp Inc	3,950	57,275
Greenhill & Co Inc	1,100	78,595
Hancock Holding Co	1,500	$60,480
Hanmi Financial Corp*	2,300	5,543
Healthcare Realty Trust Inc	3,600	75,204
Home Bancshares Inc	900	21,852
Home Properties Inc	2,100	96,180
Independent Bank Corp	1,385	34,043
Infinity Property & Casualty Corp	1,100	44,825
Inland Real Estate Corp	3,700	31,080
Investment Technology Group Inc*	2,751	46,822
Kilroy Realty Corp	2,858	80,967
Kite Realty Group Trust	1,800	7,398
LaBranche & Co Inc*	3,500	16,415
LaSalle Hotel Properties	4,199	81,503
Lexington Realty Trust	4,120	24,514
LTC Properties Inc	1,500	39,120
Medical Properties Trust Inc	4,000	41,160
Mid-America Apartment Communities Inc	1,800	93,492
Nara Bancorp Inc	1,163	10,269
National Financial Partners Corp	2,400	27,576
National Penn Bancshares Inc	7,300	50,297
National Retail Properties Inc	5,152	109,325
Navigators Group Inc*	800	30,296
NBT Bancorp Inc	2,269	48,194
Old National Bancorp	4,300	48,848
optionsXpress Holdings Inc	2,500	39,525
Parkway Properties Inc	865	14,359
Pennsylvania Real Estate Investment Trust	2,300	23,115
People's United Financial Inc	1,588	25,043
Pinnacle Financial Partners Inc*	2,104	31,791
Piper Jaffray Cos*	1,018	44,069
Portfolio Recovery Associates Inc*	1,000	53,330
Post Properties Inc	2,600	50,024
Presidential Life Corp	1,505	14,749
PrivateBancorp Inc	2,461	31,993
ProAssurance Corp*	2,196	117,090
Prosperity Bancshares Inc	2,700	112,941
PS Business Parks Inc	900	44,100
RLI Corp	1,092	58,193
S&T Bancorp Inc	1,500	26,595
Safety Insurance Group Inc	1,100	40,854
Selective Insurance Group	3,244	52,585
Senior Housing Properties Trust	7,500	155,924
Signature Bank*	2,300	85,629
Simmons First National Corp	826	21,939
South Financial Group Inc/The	4,800	2,736
Sovran Self Storage Inc	1,459	46,294
Sterling Bancorp	1,000	8,190
Sterling Bancshares Inc	4,445	20,980
Sterling Financial Corp	2,838	2,033
Stewart Information Services Corp	928	13,048
Stifel Financial Corp*	1,814	99,226
Susquehanna Bancshares Inc	5,663	47,286
SWS Group Inc	1,780	21,449
Tanger Factory Outlet Centers	2,438	101,591
Tompkins Financial Corp	440	15,778
Tower Group Inc	2,331	53,077
TradeStation Group Inc*	1,300	8,970
Trustco Bank Corp NY	5,018	30,359
UMB Financial Corp	2,100	80,451
Umpqua Holdings Corp	4,993	62,313
United Bankshares Inc	2,434	$59,925
United Community Banks Inc*	2,690	11,164
United Fire & Casualty Co	1,500	25,500
Urstadt Biddle Properties Inc	1,400	22,078
Whitney Holding Corp/LA	4,426	56,874
Wilshire Bancorp Inc	800	7,520
Wintrust Financial Corp	1,538	52,354
World Acceptance Corp*	952	39,784
Zenith National Insurance Corp	2,473	94,197
Total Financial		4,502,596

Industrial (17.98%)
AAON Inc	800	16,832
AAR Corp*	2,578	58,469
Actuant Corp	4,389	79,485
Acuity Brands Inc	2,685	104,661
Advanced Energy Industries Inc*	2,153	31,262
Aerovironment Inc*	1,045	25,341
Albany International Corp	1,699	32,825
AM Castle & Co	759	8,744
American Science & Engineering Inc	603	44,809
Analogic Corp	900	37,170
AO Smith Corp	1,508	68,312
Apogee Enterprises Inc	1,775	25,365
Applied Industrial Technologies Inc	2,236	50,399
Arkansas Best Corp	1,481	38,861
Astec Industries Inc*	1,314	31,917
AZZ Inc*	804	25,254
Badger Meter Inc	981	35,247
Baldor Electric Co	2,989	93,914
Barnes Group Inc	2,870	46,092
Bel Fuse Inc	579	13,161
Belden Inc	3,064	64,896
Benchmark Electronics Inc*	4,408	87,278
Brady Corp	3,344	93,699
Briggs & Stratton Corp	3,004	52,600
Bristow Group Inc*	2,161	78,250
C&D Technologies Inc*	1,187	1,959
Calgon Carbon Corp*	3,600	55,836
Cascade Corp	600	16,572
Ceradyne Inc*	1,721	38,791
Checkpoint Systems Inc*	2,228	45,941
CIRCOR International Inc	1,124	34,743
CLARCOR Inc	3,304	108,206
Cognex Corp	2,720	51,408
Comfort Systems USA Inc	2,300	26,956
CTS Corp	1,721	13,699
Cubic Corp	971	33,490
Curtiss-Wright Corp	2,954	94,676
Cymer Inc*	2,086	65,334
Daktronics Inc	1,886	14,277
Darling International Inc*	4,900	39,494
Dionex Corp*	1,177	80,389
Drew Industries Inc*	1,200	27,804
Eagle Materials Inc	2,900	68,411
Electro Scientific Industries Inc*	1,841	23,031
EMCOR Group Inc*	4,304	99,078
Encore Wire Corp	1,100	22,110
EnPro Industries Inc*	1,100	30,448
ESCO Technologies Inc*	1,736	56,785
Esterline Technologies Corp*	1,986	81,724
FARO Technologies Inc*	1,000	23,940
FEI Co*	2,405	51,178

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2010

Company	Shares	Value (Note 1)

Forward Air Corp	1,656	$40,506
Gardner Denver Inc*	3,526	153,768
GenCorp Inc*	2,884	12,459
Gerber Scientific Inc*	1,029	6,472
Gibraltar Industries Inc	1,600	18,688
Griffon Corp*	2,720	33,674
Heartland Express Inc	3,631	55,591
HUB Group Inc*	2,500	67,425
II-VI Inc*	1,500	42,060
Insituform Technologies Inc*	2,572	63,168
Intermec Inc*	3,246	46,223
Intevac Inc*	1,100	15,587
John Bean Technologies Corp	1,600	26,160
Kaman Corp	1,548	37,075
Kaydon Corp	2,247	73,028
Keithley Instruments Inc	720	5,177
Knight Transportation Inc	3,784	74,734
Lawson Products Inc	456	8,085
Lindsay Corp	749	27,571
Littelfuse Inc*	1,432	50,965
LoJack Corp*	1,100	4,708
Lydall Inc*	745	5,953
Magnetek Inc*	1,366	1,981
Methode Electronics Inc	2,454	30,528
Moog Inc*	2,802	95,156
Movado Group Inc	1,100	14,080
Mueller Industries Inc	2,395	53,600
Myers Industries Inc	1,536	14,239
NCI Building Systems Inc*	1,100	2,090
Newport Corp*	2,500	26,350
Old Dominion Freight Line Inc*	1,800	55,332
Orbital Sciences Corp*	3,900	71,955
Park Electrochemical Corp	1,318	35,823
Plexus Corp*	2,500	86,225
Quanex Building Products Corp	2,196	34,214
Regal-Beloit Corp	2,372	133,827
Robbins & Myers Inc	2,232	53,947
Rock-Tenn Co	2,517	105,311
Rogers Corp*	1,150	31,568
Simpson Manufacturing Co Inc	2,290	56,288
Sonic Solutions Inc*	1,173	10,663
Standex International Corp	564	14,044
Stanley Inc*	903	22,765
Sturm Ruger & Co Inc	1,292	15,194
Technitrol Inc	2,470	10,868
Teledyne Technologies Inc*	2,366	89,127
Tetra Tech Inc*	3,868	80,919
Texas Industries Inc	1,686	59,904
Tredegar Corp	1,471	24,639
Triumph Group Inc	1,014	53,073
TTM Technologies Inc*	2,500	21,350
Universal Forest Products Inc	1,181	41,618
Vicor Corp*	1,051	9,995
Watts Water Technologies Inc	1,855	54,092
Total Industrial		4,730,965

Technology (9.61%)
Actel Corp*	1,718	22,008
Agilysys Inc	1,491	16,282
ATMI Inc*	2,001	33,697
Avid Technology Inc*	2,399	32,267
Blackbaud Inc	2,700	62,856
Brooks Automation Inc*	4,331	37,420
Cabot Microelectronics Corp*	1,500	53,100
CACI International Inc*	1,895	93,916
Ciber Inc*	2,938	10,959
Cohu Inc	1,484	$19,886
CommVault Systems Inc*	2,757	60,378
Compellent Technologies Inc*	1,000	15,530
Computer Programs & Systems Inc	624	22,427
Concur Technologies Inc*	2,800	110,152
CSG Systems International Inc*	2,100	42,252
Cypress Semiconductor Corp*	10,000	118,399
Digi International Inc*	1,689	17,143
Diodes Inc*	1,650	32,357
DSP Group Inc*	1,496	10,966
Ebix Inc*	1,800	26,136
Eclipsys Corp*	3,600	66,996
Epicor Software Corp*	3,100	26,567
EPIQ Systems Inc*	2,381	27,667
Exar Corp*	2,852	21,076
Hittite Microwave Corp*	1,300	54,262
Hutchinson Technology Inc*	1,338	8,831
Integral Systems Inc*	1,100	9,416
JDA Software Group Inc*	1,393	39,422
Kopin Corp*	3,225	12,255
Kulicke & Soffa Industries Inc*	2,607	17,154
Manhattan Associates Inc*	1,548	39,118
Mercury Computer Systems Inc*	1,010	12,342
Micrel Inc	3,300	32,505
Microsemi Corp*	5,251	81,443
MKS Instruments Inc*	2,900	52,287
MTS Systems Corp	1,024	27,873
Netscout Systems Inc*	2,000	29,180
Omnicell Inc*	2,000	27,060
Pericom Semiconductor Corp*	1,192	11,193
Phase Forward Inc*	2,800	33,404
Phoenix Technologies Ltd*	1,166	3,230
Progress Software Corp*	2,749	77,027
Quality Systems Inc	1,200	68,688
Radiant Systems Inc*	1,286	14,365
Radisys Corp*	829	6,823
Rudolph Technologies Inc*	1,360	10,826
Sigma Designs Inc*	1,600	18,720
Skyworks Solutions Inc*	10,882	166,167
Smith Micro Software Inc*	1,902	16,662
Standard Microsystems Corp*	1,264	24,673
Stratasys Inc*	1,200	31,644
Supertex Inc*	890	21,280
SYKES Enterprises Inc*	2,200	52,382
Synaptics Inc*	2,272	60,662
SYNNEX Corp*	1,264	36,201
Take-Two Interactive Software Inc	5,054	48,619
Taleo Corp*	2,000	47,080
THQ Inc*	4,085	24,755
TriQuint Semiconductor Inc*	8,500	61,115
Tyler Technologies Inc*	2,000	36,320
Ultratech Inc*	1,126	14,525
Varian Semiconductor Equipment Associates Inc*	4,815	144,834
Veeco Instruments Inc*	2,220	75,702
Total Technology		2,530,482

Utilities (3.35%)
Allete Inc	1,680	52,836
American States Water Co	1,045	33,607
Avista Corp	3,283	66,842
Central Vermont Public Service Corp	573	11,265
CH Energy Group Inc	1,008	40,310
El Paso Electric Co*	2,842	$57,181
Laclede Group Inc/The	1,463	47,972
New Jersey Resources Corp	2,721	99,099
Northwest Natural Gas Co	1,701	74,827
Piedmont Natural Gas Co Inc	4,820	124,500
South Jersey Industries Inc	2,000	79,740
Southwest Gas Corp	2,879	82,282
UIL Holdings Corp	1,540	42,319
Unisource Energy Corp	2,352	68,537
Total Utilities		881,317

Total Common Stock (Cost $25,675,096)		25,007,518

Short-Term Investments (0.76%)

United States Treasury Bills (0.76%)	Par Value
United States Treasury Bill 04/15/2010 (b)	$200,000	199,976
Total United States Treasury Bills		199,976

Total Short-Term Investments (Cost $199,976)		199,976

Total Investments (Cost $25,875,072) (a) (95.82%)		25,207,494
Other Net Assets (4.18%)		1,099,111
Net Assets (100.00%)		$26,306,605

*Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $25,875,072. At February 28, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$5,183,658
Unrealized depreciation		(5,851,236)
Net unrealized depreciation		$(667,578)

(b) At February 28, 2010, certain United States Treasury Bills with a market value of $199,976 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2010: Contracts - $100 times premium / delivery month / commitment

Russell 2000 Mini	Unrealized Appreciation
19 / March 2010 / Long		$63,793

See accompanying notes to financial statements.

Equity Income Fund	Portfolio of Investments (Unaudited)	2/28/2010

Company	Shares	Value (Note 1)

Common Stock (93.86%)

Basic Materials (3.13%)
Chemicals (2.14%)
Praxair Inc	4,592	$345,043
Sherwin-Williams Co/The	1,746	110,661
		455,704

Iron / Steel (0.99%)
United States Steel Corp	4,000	211,760

Total Basic Materials		667,464

Communications (4.59%)
Media (2.12%)
McGraw-Hill Cos Inc/The	13,178	450,688

Telecommunications (2.47%)
AT&T Inc	21,244	527,064

Total Communications		977,752

Consumer, Cyclical (17.22%)
Auto Manufacturers (2.62%)
Ford Motor Co*	47,500	557,650

Retail (14.60%)
Chipotle Mexican Grill Inc*	12,000	1,256,520
McDonald's Corp	6,968	444,907
Ross Stores Inc	3,692	180,576
Starbucks Corp*	25,200	577,332
Target Corp	6,939	357,497
TJX Cos Inc	7,050	293,492
		3,110,324

Total Consumer, Cyclical		3,667,974

Consumer, Non-Cyclical (29.43%)
Agriculture (5.34%)
Altria Group Inc	22,500	452,700
Philip Morris International Inc	7,500	367,350
Reynolds American Inc	5,992	316,378
		1,136,428

Beverages (3.59%)
Coca-Cola Co/The	14,500	764,440

Commercial Services (3.25%)
Lender Processing Services Inc	10,211	389,856
Moody's Corp	5,092	135,549
Western Union Co/The	10,609	167,410
		692,815

Cosmetics / Personal Care (1.15%)
Procter & Gamble Co/The	3,880	245,526

Food (2.49%)
Kraft Foods Inc	4,384	124,637
Safeway Inc	8,000	199,360
Sara Lee Corp	15,200	206,112
		530,109

Healthcare - Products (3.42%)
Baxter International Inc	12,811	729,330

Healthcare - Services (6.79%)
Aetna Inc	8,584	257,434
Healthsouth Corp*	40,000	692,000
WellPoint Inc*	8,000	494,960
		1,444,394

Household Products / Wares (0.44%)
Fortune Brands Inc	2,146	$94,059

Pharmaceuticals (2.96%)
AmerisourceBergen Corp	13,812	387,288
Pfizer Inc	13,900	243,945
		631,233

Total Consumer, Non-Cyclical		6,268,334

Energy (9.14%)
Oil & Gas (8.51%)
Apache Corp	1,126	116,699
Chevron Corp	3,840	277,632
ConocoPhillips	5,348	256,704
Devon Energy Corp	3,852	265,249
ENSCO International Inc	4,170	184,189
Exxon Mobil Corp	7,736	502,840
Valero Energy Corp	12,000	210,240
		1,813,553

Oil & Gas Services (0.63%)
Baker Hughes Inc	2,780	133,218

Total Energy		1,946,771

Financial (12.10%)
Banks (4.78%)
JPMorgan Chase & Co	11,500	482,655
US Bancorp	10,300	253,483
Wells Fargo & Co	10,282	281,110
		1,017,248

Diversified Financial Services (3.81%)
Franklin Resources Inc	4,100	417,052
Morgan Stanley	14,000	394,520
		811,572

Insurance (3.51%)
Arthur J Gallagher & Co	7,700	182,721
MetLife Inc	7,328	266,666
StanCorp Financial Group Inc	6,950	298,711
		748,098

Total Financial		2,576,918

Industrial (7.81%)
Machinery - Construction & Mining (4.63%)
Caterpillar Inc	17,292	986,509

Metal Fabricate / Hardware (0.77%)
Worthington Industries Inc	10,400	164,736

Miscellaneous Manufacturing (1.85%)
3M Co	3,212	257,442
ITT Corp	2,634	134,940
		392,382

Transportation (0.56%)
Tidewater Inc	2,680	119,448

Total Industrial		1,663,075

Technology (6.64%)
Computers (2.45%)
Dell Inc*	12,249	162,054
Hewlett-Packard Co	7,050	358,070
		520,124

Semiconductors (1.72%)
Intel Corp	17,863	$366,727

Software (2.47%)
Microsoft Corp	18,373	526,570

Total Technology		1,413,421

Utilities (3.80%)
Electric (3.80%)
Consolidated Edison Inc	7,700	329,175
Duke Energy Corp	9,200	150,420
Entergy Corp	2,146	163,032
Exelon Corp	3,846	166,532

Total Utilities		809,159

Total Common Stock (Cost $16,825,605)		19,990,868

Short-Term Investments (0.94%)

United States Treasury Bills (0.94%)	Par Value
United States Treasury Bill 04/15/2010 (b)	$200,000	199,976
Total United States Treasury Bills		199,976

Total Short-Term Investments (Cost $199,976)		199,976

Total Investments (Cost $17,025,581) (a) (94.80%)		20,190,844
Other Net Assets (5.20%)		1,110,597
Net Assets (100.00%)		$21,301,441

*Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $17,025,581. At February 28, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$4,922,548
Unrealized depreciation		(1,757,285)
Net unrealized appreciation		$3,165,263

(b) At February 28, 2010, certain United States Treasury Bills with a market value of $199,976 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2010: Contracts - $100 times premium / delivery month / commitment

S&P MidCap 400 E-mini	Unrealized Appreciation
10 / March 2010 / Long		$19,375

See accompanying notes to financial statements.

European Growth & Income Fund	Portfolio of Investments (Unaudited)	2/28/2010

Company	Shares	Value (Note 1)

Common Stock (96.21%)

Basic Materials (9.76%)
Chemicals (2.39%)
BASF SE ADR	3,488	$196,479
Bayer AG ADR	1,515	100,293
		296,772

Iron / Steel (1.14%)
ArcelorMittal ADR	3,700	141,414

Mining (6.23%)
Anglo American PLC ADR*	12,020	218,283
BHP Billiton Ltd ADR	4,500	329,985
Rio Tinto PLC ADR	1,100	228,580
		776,848

Total Basic Materials		1,215,034

Communications (12.95%)
Telecommunications (12.95%)
Deutsche Telekom AG ADR	11,525	148,442
France Telecom SA ADR	7,700	180,642
Nokia OYJ ADR	15,928	214,550
Telefonaktiebolaget LM Ericsson ADR	12,888	129,009
Telefonica SA ADR	6,165	432,660
Vodafone Group PLC ADR	23,233	505,782
Total Communications		1,611,085

Consumer, Cyclical (1.29%)
Auto Manufacturers (1.29%)
Daimler AG	3,835	160,341
Total Consumer, Cyclical		160,341

Consumer, Non-Cyclical (26.22%)
Agriculture (2.24%)
British American Tobacco PLC ADR	4,100	278,390

Beverages (1.43%)
Diageo PLC ADR	2,735	178,541

Food (6.54%)
Nestle SA ADR	12,412	617,373
Unilever NV ADR	6,508	195,826
		813,199

Pharmaceuticals (16.01%)
AstraZeneca PLC ADR	6,098	269,044
GlaxoSmithKline PLC ADR	11,988	445,234
Novartis AG ADR	10,757	595,077
Roche Holding AG ADR	9,632	401,751
Sanofi-Aventis SA ADR	7,700	281,820
		1,992,926

Total Consumer, Non-Cyclical		$3,263,056

Energy (14.24%)
Oil & Gas (14.24%)
BP PLC ADR	12,876	685,132
ENI SpA ADR	5,132	231,453
Royal Dutch Shell A PLC ADR	7,220	395,223
Total SA ADR	8,258	459,640
Total Energy		1,771,448

Financial (22.70%)
Banks (17.80%)
Banco Bilbao Vizcaya Argentaria SA ADR	14,915	193,149
Banco Santander SA ADR	36,958	481,932
Barclays PLC ADR*	8,751	167,757
BNP Paribas ADR	5,452	197,253
Deutsche Bank AG	2,096	133,096
HSBC Holdings PLC ADR	11,565	635,150
Intesa Sanpaolo SpA ADR*	5,800	122,554
Societe Generale ADR	10,900	120,227
UBS AG*	11,792	163,437
		2,214,555

Diversified Financial Services (1.45%)
Credit Suisse Group AG ADR	4,053	180,764
		180,764

Insurance (3.45%)
Allianz SE ADR	18,157	210,258
AXA SA ADR	6,984	140,588
ING Groep NV ADR*	8,732	77,977
		428,823

Total Financial		2,824,142

Industrial (4.64%)
Electronics (0.99%)
Koninklijke Philips Electronics NV ADR	4,184	122,591

Engineering & Construction (1.41%)
ABB Ltd ADR*	8,700	176,262

Miscellaneous Manufacturing (2.24%)
Siemens AG ADR	3,235	279,051

Total Industrial		577,904

Technology (1.31%)
Software (1.31%)
SAP AG ADR	3,667	163,475
Total Technology		163,475

Utilities (3.10%)
Electric (1.99%)
E.ON AG ADR	6,935	$247,094

Gas (1.11%)
GDF Suez ADR	3,758	138,107

Total Utilities		385,201

Total Common Stock (Cost $12,649,190)		11,971,686

Short-Term Investments (1.61%)

United States Treasury Bills (1.61%)	Par Value
United States Treasury Bill 04/15/2010	$200,000	199,976
Total United States Treasury Bills		199,976

Total Short-Term Investments (Cost $199,976)		199,976

Total Investments (Cost $12,849,166) (a) (97.82%)		12,171,662
Other Net Assets (2.18%)		271,131
Net Assets (100.00%)		$12,442,793

*Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $12,849,726. At February 28, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$1,677,382
Unrealized depreciation		(2,355,446)
Net unrealized depreciation		$(678,064)

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited)	2/28/2010

Company	Shares	Value (Note 1)

Common Stock (86.52%)

Basic Materials (0.52%)
Sigma-Aldrich Corp	1,436	$68,483
Steel Dynamics Inc	2,400	39,192
Total Basic Materials		107,675

Communications (22.23%)
Akamai Technologies Inc*	1,800	47,340
Amazon.com Inc*	3,090	365,856
Baidu Inc*	300	155,604
Cisco Systems Inc*	10,393	239,247
Comcast Corp	3,216	71,524
DIRECTV*	1,587	836,032
DISH Network Corp*	1,701	38,085
eBay Inc*	6,500	81,835
Expedia Inc*	9,324	154,312
Google Inc*	1,969	49,067
IAC/InterActiveCorp*	7,488	114,641
Juniper Networks Inc*	15,675	257,697
Liberty Global Inc*	8,045	272,323
Liberty Media Corp - Interactive*	2,514	50,205
Millicom International Cellular SA*	1,556	41,825
News Corp	15,413	206,072
NII Holdings Inc*	22,650	551,075
QUALCOMM Inc	3,939	110,213
Symantec Corp*	1,100	93,214
VeriSign Inc*	1,993	74,578
Yahoo! Inc*	21,607	792,761
Total Communications		4,603,506

Consumer, Cyclical (7.00%)
Bed Bath & Beyond Inc*	3,793	157,827
Cintas Corp	2,196	54,439
Costco Wholesale Corp	2,478	151,084
Fastenal Co	1,708	75,784
O'Reilly Automotive Inc*	1,461	57,417
PACCAR Inc	4,416	156,106
Ross Stores Inc	1,421	69,501
Ryanair Holdings PLC ADR*	1,300	35,711
Sears Holdings Corp*	1,385	132,503
Staples Inc	5,531	142,479
Starbucks Corp*	11,806	270,475
Urban Outfitters Inc*	1,802	58,042
Wynn Resorts Ltd*	1,400	88,998
Total Consumer, Cyclical		1,450,366

Consumer, Non-Cyclical (16.02%)
Amgen Inc*	5,234	296,297
Apollo Group Inc*	1,751	104,850
Automatic Data Processing Inc	3,875	161,239
Biogen Idec Inc*	3,654	201,007
Celgene Corp*	4,948	294,505
Cephalon Inc*	800	54,936
DENTSPLY International Inc	1,688	55,856
Express Scripts Inc*	2,400	230,424
Genzyme Corp*	3,694	211,297
Gilead Sciences Inc*	9,744	463,912
Hansen Natural Corp*	1,100	$45,760
Henry Schein Inc*	1,000	56,830
Hologic Inc*	3,000	51,750
Illumina Inc*	1,290	46,853
Intuitive Surgical Inc*	400	138,856
Life Technologies Corp*	1,910	96,952
Patterson Cos Inc*	1,604	47,607
Paychex Inc	3,718	111,317
Pharmaceutical Product Development Inc	1,244	26,199
Teva Pharmaceutical Industries Ltd ADR	7,776	466,638
Vertex Pharmaceuticals Inc*	1,957	79,474
Warner Chilcott PLC*	2,719	74,011
Total Consumer, Non-Cyclical		3,316,570

Energy (0.40%)
First Solar Inc*	776	82,178
Total Energy		82,178

Industrial (2.86%)
CH Robinson Worldwide Inc	1,946	103,780
Expeditors International of Washington Inc	2,400	87,528
Flextronics International Ltd*	9,539	66,391
FLIR Systems Inc*	1,650	44,237
Foster Wheeler AG*	1,800	44,298
Garmin Ltd	2,380	76,041
JB Hunt Transport Services Inc	1,368	48,537
Joy Global Inc	1,200	60,960
Stericycle Inc*	1,100	60,698
Total Industrial		592,470

Technology (37.49%)
Activision Blizzard Inc*	12,678	134,767
Adobe Systems Inc*	5,580	193,347
Altera Corp	4,480	109,446
Apple Inc*	13,491	2,760,528
Applied Materials Inc	7,467	91,396
Autodesk Inc*	2,800	78,064
Broadcom Corp*	4,222	132,233
CA Inc	5,413	121,793
Check Point Software Technologies*	2,506	81,696
Citrix Systems Inc*	2,599	111,783
Cognizant Technology Solutions Corp*	3,300	158,829
Dell Inc*	7,769	102,784
Electronic Arts Inc*	3,704	61,412
Fiserv Inc*	2,119	102,199
Infosys Technologies Ltd ADR	1,300	73,970
Intel Corp	21,154	434,292
Intuit Inc*	4,395	142,222
Kla-Tencor Corp	2,582	75,214
Lam Research Corp*	1,471	49,882
Linear Technology Corp	3,449	93,709
Logitech International SA*	2,100	32,718
Marvell Technology Group Ltd*	6,590	127,319
Maxim Integrated Products Inc	3,250	60,190
Microchip Technology Inc	1,644	$44,487
Microsoft Corp	33,234	952,486
NetApp Inc*	4,214	126,462
Nvidia Corp*	6,297	102,011
Oracle Corp	22,853	563,326
Research In Motion Ltd*	6,150	435,912
Seagate Technology	5,319	105,901
Xilinx Inc	3,949	102,003
Total Technology		7,762,381

Total Common Stock (Cost $13,930,960)		17,915,146

Short-Term Investments (1.93%)

United States Treasury Bills (1.93%)	Par Value
United States Treasury Bill 04/15/2010 (b)	$200,000	199,976
United States Treasury Bill 07/15/2010 (b)	200,000	199,890
Total United States Treasury Bills		399,866

Total Short-Term Investments (Cost $399,874)		399,866

Total Investments (Cost $14,330,834) (a) (88.45%)		18,315,012
Other Net Assets (11.55%)		2,392,372
Net Assets (100.00%)		$20,707,384

*Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $14,332,069. At February 28, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$6,039,137
Unrealized depreciation		(2,056,194)
Net unrealized appreciation		$3,982,943

(b) At February 28, 2010, certain United States Treasury Bills with a market value of $299,921 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2010: Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-mini	Unrealized Appreciation
76 / March 2010 / Long		$54,645

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2010 (Unaudited)

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost	$105,272,939	$13,104,678	$48,529,103	$28,910,311	$21,258,126	$25,194,730
Total cost of investments	105,272,939	13,104,678	48,529,103	28,910,311	21,258,126	25,194,730
Value	106,909,739	13,621,957	48,529,103	28,561,206	21,485,821	25,194,730
Total market value of investments (Note 1)	106,909,739	13,621,957	48,529,103	28,561,206	21,485,821	25,194,730
Cash	70,726	64,567	54,793	50,664	15,948	156,244
Interest receivable	1,381,790	149,922	103,099	262,488	113,805	—
Receivable for fund shares sold	2,563	—	57,018	22,666	2,356	533,461
Prepaid expenses	—	—	1,622	—	—	6,906
Total Assets	$108,364,818	$13,836,446	$48,745,635	$28,897,024	$21,617,930	$25,891,341

Liabilities
Payable for investments purchased		—	—	—	—	99,978
Payable for fund shares repurchased	15,319	5,216	1,010,143	51,390	4,431	195,721
Payable to investment advisor	41,157	2,625	3,355	8,677	3,564	—
Distributions payable	94,269	6,381	1	5,483	297	1
Accrued 12b-1 fee - K Shares	—	—	—	1,337	612	606
Accrued shareholder service fee - K Shares	—	—	—	1,397	630	638
Accrued administration fee	6,847	873	3,833	1,832	1,377	1,617
Accrued expenses	8,447	5,601	—	8,121	6,585	9,205
Total Liabilities	$166,039	$20,696	$1,017,332	$78,237	$17,496	$307,766

Net assets:	$108,198,779	$13,815,750	$47,728,303	$28,818,787	$21,600,434	$25,583,575

Net Assets at February 28, 2010 consist of
Paid-in capital	106,237,808	13,294,471	47,731,561	29,812,802	21,392,110	25,583,311
Undistributed net investment income	169,902	3,883	—	7,608	1,294	(27,686)
Accumulated net realized gains (losses)	154,269	117	(3,258)	(652,518)	(20,665)	27,950
Unrealized appreciation (depreciation) of investments	1,636,800	517,279	—	(349,105)	227,695	—
	$108,198,779	$13,815,750	$47,728,303	$28,818,787	$21,600,434	$25,583,575

Net Assets
Direct Shares	$108,198,779	$13,815,750	$47,728,303	$21,104,539	$18,131,813	$22,127,455
K Shares	—	—	—	$7,714,248	$3,468,621	$3,456,120

Shares Outstanding
Direct Shares (no par value, unlimited shares authorized)	9,528,134	1,282,955	47,794,931	2,071,484	1,756,831	22,128,847
K Shares (no par value, unlimited shares authorized)	—	—	—	753,956	334,522	3,454,385

Net asset value per share
Direct Shares	$11.36	$10.77	$1.00	$10.19	$10.32	$1.00
K Shares	—	—	—	$10.23	$10.37	$1.00

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2010 (Unaudited) − (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Equity Income Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Assets
Investments in securities
Cost	$64,920,034	$103,602,897	$25,875,072	$17,025,581	$12,849,166	$14,330,834
Total cost of investments	64,920,034	103,602,897	25,875,072	17,025,581	12,849,166	14,330,834
Value	77,783,076	119,520,010	25,207,494	20,190,844	12,171,662	18,315,012
Total market value of investments (Note 1)	77,783,076	119,520,010	25,207,494	20,190,844	12,171,662	18,315,012
Cash	337,787	59,093	1,104,632	1,077,732	256,483	2,365,888
Interest receivable	—	—	—	—	—	—
Dividend receivable	187,610	130,763	12,894	43,550	38,172	19,807
Receivable for fund shares sold	12,923	20,008	23,083	10,053	14,950	20,576
Variation margin receivable	495	210	—	700	—	7,600
Prepaid Expenses	—	3,799	—	—	—	—
Total Assets	$78,321,891	$119,733,883	$26,348,103	$21,322,879	$12,481,267	$20,728,883

Liabilities
Payable for investments purchased	—	—	—	—	—	—
Payable for fund shares repurchased	21,763	36,376	16,898	—	22,847	11,031
Payable to investment advisor	3,361	28,067	5,277	8,053	4,565	515
Variation margin payable	—	—	3,040	—	—	—
Accrued 12b-1 fee - K Shares	1,266	1,121	1,359	920	991	936
Accrued shareholder service fee - K Shares	1,959	1,060	1,556	1,144	1,210	1,293
Accrued administration fee	4,883	7,417	1,624	1,330	785	1,281
Accrued expenses	3,655	—	11,744	9,991	8,076	6,443
Total Liabilities	$36,887	$74,041	$41,498	$21,438	$38,474	$21,499

Net assets:	$78,285,004	$119,659,842	$26,306,605	$21,301,441	$12,442,793	$20,707,384

Net Assets at February 28. 2010 consist of
Paid-in capital	69,202,862	106,220,998	28,381,151	20,168,764	13,437,813	27,617,618
Undistributed net investment income	217,739	14,637	(22,477)	28,468	22,143	6,848
Accumulated net realized gains (losses)	(4,002,509)	(2,502,866)	(1,448,284)	(2,080,429)	(339,659)	(10,955,905)
Unrealized appreciation (depreciation) of investments	12,863,042	15,917,113	(667,578)	3,165,263	(677,504)	3,984,178
Unrealized appreciation of futures contracts	3,870	9,960	63,793	19,375	—	54,645
	$78,285,004	$119,659,842	$26,306,605	$21,301,441	$12,442,793	$20,707,384

Net Assets
Direct Shares	$70,963,044	$113,195,248	$18,359,493	$16,025,130	$6,722,849	$15,329,979
K Shares	$7,321,960	$6,464,594	$7,947,112	$5,276,311	$5,719,944	$5,377,405

Shares Outstanding
Direct Shares (no par value, unlimited hares authorized)	3,149,136	6,203,862	1,510,925	1,115,504	834,808	3,330,264
K Shares (no par value, unlimited shares authorized)	323,960	355,483	659,369	369,503	708,297	1,195,510

Net asset value per share
Direct Shares	$22.53	$18.25	$12.15	$14.37	$8.05	$4.60
K Shares	$22.60	$18.19	$12.05	$14.28	$8.08	$4.50

See accompanying notes to financial statements.

Statements of Operations February 28, 2010 (Unaudited)

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$2,589,256	$250,075	$97,234	$595,135	$146,410	$16,754
Total	2,589,256	250,075	97,234	595,135	146,410	16,754

Expenses
Management fees (Note 2)	266,633	34,955	169,298	73,039	46,596	68,768
Administration fees (Note 2)	44,107	5,744	27,913	12,001	7,656	11,304
Transfer agent fees	18,154	7,431	10,228	12,551	8,997	13,815
Accounting services	30,972	7,378	18,665	12,350	9,781	11,363
Custodian fees	4,580	1,048	3,130	2,197	1,181	1,482
Legal, audit, and compliance fees (Note 2)	25,175	5,496	16,040	8,829	6,359	8,680
Trustees fees	1,640	1,706	1,632	1,730	1,803	1,728
Insurance	2,295	319	3,138	628	343	638
Printing	1,519	244	838	974	414	1,257
Registration and dues	2,420	408	1,296	1,394	771	2,113
12b-1 fees - K Shares (Note 2)	—	—	—	9,388	3,940	4,203
Shareholder service fee - K Shares (Note 2)	—	—	—	9,388	3,940	4,203
Total expenses	397,495	64,729	252,178	144,469	91,781	129,554
Less reimbursement from manager (Note 2)	—	(17,190)	(154,944)	(17,596)	(28,919)	(112,800)
Net expenses	397,495	47,539	97,234	126,873	62,862	16,754
Net investment income (loss)	2,191,761	202,536	—	468,262	83,548	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	132,803	20,150	—	172,203	27,211	264
Change in unrealized appreciation (depreciation) of investments	741,594	117,854	—	(719,510)	75,155	—
Net realized and unrealized gain (loss) of investments	874,397	138,004	—	(547,307)	102,366	264
Net increase (decrease) in net assets resulting from operations	$3,066,158	$340,540	$—	$(79,045)	$185,914	$264

See accompanying notes to financial statements.

Statements of Operations February 28, 2010 (Unaudited) − (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Equity Income Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Investment income
Interest income	$59	$78	$499	$449	$54	$594
Dividend income (net of foreign tax witheld: $0; $0; $0; $0; $15,025; $680 respectively)	802,655	874,058	117,558	231,776	153,870	67,322
Total	802,714	874,136	118,057	232,225	153,924	67,916

Expenses
Management fees (Note 2)	96,009	234,784	63,416	51,048	55,622	48,738
Administration fees (Note 2)	31,549	48,220	10,420	8,387	5,376	8,008
Transfer agent fees	19,122	19,834	14,996	11,910	11,166	13,884
Accounting services	29,711	38,745	20,150	9,521	8,197	10,034
Custodian fees	4,368	5,908	2,333	1,109	1,067	1,313
Legal, audit, and compliance fees (Note 2)	18,518	26,934	7,810	6,631	5,195	6,530
Trustees fees	1,762	1,759	1,760	1,653	1,748	1,776
Insurance	1,557	2,393	521	401	257	378
Printing	4,939	4,749	2,095	1,453	1,196	1,876
Registration and dues	4,137	4,532	1,247	895	672	2,084
12b-1 fees - K Shares (Note 2)	8,735	7,615	9,433	6,222	7,396	6,563
Shareholder service fee - K Shares (Note 2)	8,735	7,615	9,433	6,222	7,396	6,563
Licensing fee	5,030	3,500	980	—	—	2,545
Total expenses	234,172	406,588	144,594	105,452	105,288	110,292
Less reimbursement from manager (Note 2)	(78,449)	(50,923)	(31,872)	—	(25,057)	(49,402)
Net expenses	155,723	355,665	112,722	105,452	80,231	60,890
Net investment income (loss)	646,991	518,471	5,335	126,773	73,693	7,026

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	126,677	802,285	17,754	(181,303)	(22,826)	(178,261)
Net realized gain (loss) from futures contracts	51,651	(12,613)	268,995	(8,004)	—	303,701
Change in unrealized appreciation (depreciation) of investments	5,913,651	13,636,380	2,409,605	1,957,489	(130,488)	2,045,290
Change in unrealized appreciation (depreciation) of futures contracts	(24,101)	7,565	(127,742)	19,375	—	(88,148)
Net realized and unrealized gain (loss) on investments	6,067,878	14,433,617	2,568,612	1,787,557	(153,314)	2,082,582
Net increase (decrease) in net assets resulting from operations	$6,714,869	$14,952,088	$2,573,947	$1,914,330	$(79,621)	$2,089,608

See accompanying notes to financial statements.

Statements of Changes in Net Assets February 28, 2010

	California Tax-Free Income Fund		California Insured Intermediate Fund		California Tax-Free Money Market Fund
	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
Operations
Net investment income	$2,191,761	$4,620,646	$202,536	$447,414	$—	$519,474
Net realized gain (loss) on investments	132,803	222,792	20,150	(2,335)	—	—
Change in unrealized appreciation (depreciation) of investments	741,594	(1,425,381)	117,854	130,599	—	—
Net increase (decrease) in net assets resulting from operations	3,066,158	3,418,057	340,540	575,678	—	519,474

Distributions to shareholders
Distributions from net investment income	(2,182,416)	(4,588,448)	(202,320)	(447,408)	—	(519,474)
Distributions from realized capital gains on investments	(7,640)	(333,458)	(8,255)	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(344,832)	(9,149,549)	(1,391,400)	(593,220)	(26,556,739)	(6,879,288)
Total increase (decrease)	531,270	(10,653,398)	(1,261,435)	(464,950)	(26,556,739)	(6,879,288)

Net assets
Beginning of period	107,667,509	118,320,907	15,077,185	15,542,135	74,285,042	81,164,330
End of period	$108,198,779	$107,667,509	$13,815,750	$15,077,185	$47,728,303	$74,285,042
Including undistributed net investment income of:	$169,902	$160,557	$3,883	$3,667	$—	$—

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
Operations
Net investment income	$468,262	$997,222	$83,548	$256,287	$—	$52,581
Net realized gain (loss) on investments	172,203	(293,004)	27,211	208,717	264	6,351
Change in unrealized appreciation (depreciation) of investments	(719,510)	(23,581)	75,155	(18,602)	—	—
Net increase (decrease) in net assets resulting from operations	(79,045)	680,637	185,914	446,402	264	58,932

Distributions to shareholders
Distributions from net investment income
Direct shares	(377,222)	(785,649)	(76,647)	(228,400)	(27,791)	(51,589)
K shares	(117,675)	(224,626)	(6,844)	(30,241)	—	(992)
Distributions from realized capital gains on investments
Direct shares	—	—	—	—	—	—
K shares	—	—	—	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(142,844)	2,126,679	5,259,057	3,258,580	(2,992,486)	(13,675,532)
Total increase (decrease)	(716,786)	1,797,041	5,361,480	3,446,341	(3,020,013)	(13,669,181)

Net assets
Beginning of period	29,535,573	27,738,532	16,238,954	12,792,613	28,603,588	42,272,769
End of period	$28,818,787	$29,535,573	$21,600,434	$16,238,954	$25,583,575	$28,603,588
Including undistributed net investment income of:	$7,608	$34,243	$1,294	$1,237	$(27,686)	$105

See accompanying notes to financial statements.

Statements of Changes in Net Assets February 28, 2010 − (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
Operations
Net investment income	$646,991	$1,497,819	$518,471	$1,213,500	$5,335	$129,586
Net realized gain (loss) on investments	126,677	(721,555)	802,285	(1,131,240)	17,754	(190,275)
Net realized gain (loss) on futures contracts	51,651	(71,894)	(12,613)	(665,850)	268,995	(1,388,505)
Change in unrealized appreciation (depreciation) of investments	5,913,651	(17,732,927)	13,636,380	(30,704,707)	2,409,605	(5,834,938)
Change in unrealized appreciation (depreciation) of futures contracts	(24,101)	19,150	7,565	(54,798)	(127,742)	35,282
Net increase (decrease) in net assets resulting from operations	6,714,869	(17,009,407)	14,952,088	(31,343,095)	2,573,947	(7,248,850)

Distributions to shareholders
Distributions from net investment income
Direct shares	(605,988)	(1,431,488)	(627,861)	(1,085,918)	(27,812)	(107,080)
K shares	(48,401)	(104,667)	(24,720)	(37,387)	—	(22,756)
Distributions from realized capital gains on investments
Direct shares	—	—	(163,778)	(3,415,694)	—	(2,177,269)
K shares	—	—	(9,001)	(159,505)	—	(842,499)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(1,092,510)	(2,699,982)	(8,301,940)	(5,485,868)	(669,067)	2,774,666
Total increase (decrease)	4,967,970	(21,245,544)	5,824,788	(41,527,467)	1,877,068	(7,623,788)

Net assets
Beginning of period	73,317,034	94,562,578	113,835,054	155,362,521	24,429,537	32,053,325
End of period	$78,285,004	$73,317,034	$119,659,842	$113,835,054	$26,306,605	$24,429,537
Including undistributed net investment income of:	$217,739	$225,137	$14,637	$148,747	$(22,477)	$—

	Equity Income Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
Operations
Net investment income	$126,773	$285,593	$73,693	$321,000	$7,026	$7,817
Net realized gain (loss) on investments	(181,303)	(1,287,810)	(22,826)	(124,531)	(178,261)	(897,393)
Net realized gain (loss) on futures contracts	(8,004)	(103,978)	—	—	303,701	(194,686)
Change in unrealized appreciation (depreciation) of investments	1,957,489	(2,038,462)	(130,488)	(2,065,023)	2,045,290	(1,420,972)
Change in unrealized appreciation (depreciation) of futures contracts	19,375	—	—	—	(88,148)	147,172
Net increase (decrease) in net assets resulting from operations	1,914,330	(3,144,657)	(79,621)	(1,868,554)	2,089,608	(2,358,062)

Distributions to shareholders
Distributions from net investment income
Direct shares	(89,472)	(219,471)	(62,214)	(201,484)	(6,789)	(1,206)
K shares	(20,989)	(49,948)	(41,200)	(130,346)	—	—
Distributions from realized capital gains on investments
Direct shares	—	(52,613)	—	—	—	—
K shares	—	(14,062)	—	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	326,342	411,859	35,161	1,037,508	570,905	1,182,709
Total increase (decrease)	2,130,211	(3,068,892)	(147,874)	(1,162,876)	2,653,724	(1,176,559)

Net assets
Beginning of period	19,171,230	22,240,122	12,590,667	13,753,543	18,053,660	19,230,219
End of period	$21,301,441	$19,171,230	$12,442,793	$12,590,667	$20,707,384	$18,053,660
Including undistributed net investment income of:	$28,468	$12,157	$22,143	$51,864	$6,848	$6,611

See accompanying notes to financial statements.

Statements of Changes in Net Assets February 28, 2010 − (Continued)

	California Tax-Free Income Fund				California Insured Intermediate Fund
	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009		Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	581,634	$6,607,403	355,022	$3,936,220	28,236	$303,755	315,311	$3,336,009
Shares issued in reinvestment of distributions	142,193	1,613,882	323,895	3,562,382	15,975	171,615	34,645	367,777
	723,827	8,221,285	678,917	7,498,602	44,211	475,370	349,956	3,703,786
Shares repurchased	(752,225)	(8,566,117)	(1,506,058)	(16,648,151)	(173,786)	(1,866,770)	(407,273)	(4,297,006)
Net increase (decrease)	(28,398)	$(344,832)	(827,141)	$(9,149,549)	(129,575)	$(1,391,400)	(57,317)	$(593,220)

			The United States Treasury Trust
	California Tax-Free Money Market Fund		Direct Shares		K Shares
	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009
	Shares/Value	Shares/Value	Shares/Value	Shares/Value	Shares/Value	Shares/Value
Shares sold	43,432,300	109,563,251	25,104,414	79,562,656	1,207,599	3,137,557
Shares issued in reinvestment of distributions	—	503,119	27,327	49,805	—	996
	43,432,300	110,066,370	25,131,741	79,612,461	1,207,599	3,138,553
Shares repurchased	(69,989,039)	(116,945,658)	(28,278,161)	(93,852,455)	(1,053,665)	(2,574,091)
Net increase (decrease)	(26,556,739)	(6,879,288)	(3,146,420)	(14,239,994)	153,934	564,462

	Direct Shares					K Shares
U.S. Government Securities Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009			Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009
	Shares	Value	Shares	Value		Shares	Value	Shares	Value
Shares sold	147,946	$1,521,400	465,617	$4,938,653		96,816	$1,001,300	276,569	$2,955,278
Shares issued in reinvestment of distributions	32,861	338,416	67,007	706,798		11,376	117,675	21,177	224,626
	180,807	1,859,816	532,624	5,645,451		108,192	1,118,975	297,746	3,179,904
Shares repurchased	(238,807)	(2,438,938)	(471,203)	(4,940,406	)(a)	(65,782)	(682,697)	(166,232)	(1,758,270)
Net increase (decrease)	(58,000)	$(579,122)	61,421	$705,045		42,410	$436,278	131,514	$1,421,634

	Direct Shares					K Shares
Short-Term U.S. Government Bond Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009			Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009
	Shares	Value	Shares	Value		Shares	Value	Shares	Value
Shares sold	549,128	$5,663,365	635,591	$6,535,083		105,698	$1,091,479	221,050	$2,277,419
Shares issued in reinvestment of distributions	7,207	74,200	21,312	218,617		662	6,844	2,940	30,241
	556,335	5,737,565	656,903	6,753,700		106,360	1,098,323	223,990	2,307,660
Shares repurchased	(133,658)	(1,376,856)	(366,193)	(3,754,884	)(b)	(19,346)	(199,975)	(198,855)	(2,047,896)
Net increase (decrease)	422,677	$4,360,709	290,710	$2,998,816		87,014	$898,348	25,135	$259,764

	Direct Shares				K Shares
S&P 500 Index Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009		Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	78,982	$1,760,834	332,801	$5,979,646	41,540	$919,892	112,742	$2,120,388
Shares issued in reinvestment of distributions	23,293	515,828	63,484	1,207,490	2,143	47,827	5,535	103,834
	102,275	2,276,662	396,285	7,187,136	43,683	967,719	118,277	2,224,222
Shares repurchased	(174,086)	(3,860,262)	(562,951)	(10,691,161)	(21,375)	(476,629)	(77,733)	(1,420,179)
Net increase (decrease)	(71,811)	$(1,583,600)	(166,666)	$(3,504,025)	22,308	$491,090	40,544	$804,043

(a)	Net of redemption fees of: $50
(b)	Net of redemption fees of: $150

See accompanying notes to financial statements.

Statements of Changes in Net Assets February 28, 2010 − (Continued)

	Direct Shares					K Shares
S&P MidCap Index Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009			Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009
	Shares	Value	Shares	Value		Shares	Value	Shares	Value
Shares sold	189,332	$3,278,809	1,240,311	$16,427,860		34,177	$595,358	107,841	$1,516,221
Shares issued in reinvestment of distributions	39,092	691,775	317,981	4,139,492		1,896	33,441	15,248	196,108
	228,424	3,970,584	1,558,292	20,567,352		36,073	628,799	123,089	1,712,329
Shares repurchased	(721,154)	(12,463,919)	(1,974,329)	(26,644,879	)(a)	(25,043)	(437,404)	(83,839)	(1,120,670)
Net increase (decrease)	(492,730)	$(8,493,335)	(416,037)	$(6,077,527)		11,030	$191,395	39,250	$591,659

	Direct Shares					K Shares
S&P SmallCap Index Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009			Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009
	Shares	Value	Shares	Value		Shares	Value	Shares	Value
Shares sold	61,434	$716,885	193,305	$1,965,687		79,140	$917,562	261,376	$2,523,933
Shares issued in reinvestment of distributions	2,255	27,268	241,826	2,252,527		—	—	93,774	865,255
	63,689	744,153	435,131	4,218,214		79,140	917,562	355,150	3,389,188
Shares repurchased	(133,896)	(1,543,426)	(270,251)	(2,755,220	)(b)	(67,604)	(787,356)	(222,883)	(2,077,516)
Net increase (decrease)	(70,207)	$(799,273)	164,880	$1,462,994		11,536	$130,206	132,267	$1,311,672
	Direct Shares				K Shares
Equity Income Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009		Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	59,013	$829,392	204,525	$2,210,831	50,900	$699,214	141,081	$1,618,221
Shares issued in reinvestment of distributions	6,031	83,335	22,059	254,815	1,518	20,989	5,645	64,003
	65,044	912,727	226,584	2,465,646	52,418	720,203	146,726	1,682,224
Shares repurchased	(70,498)	(984,731)	(247,495)	(2,810,726)	(23,265)	(321,857)	(82,889)	(925,285)
Net increase (decrease)	(5,454)	$(72,004)	(20,911)	$(345,080)	29,153	$398,346	63,837	$756,939

	Direct Shares				K Shares
European Growth & Income Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009		Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	72055	$620,441	291,855	$2,085,382	95,257	$818,043	256,773	$1,784,064
Shares issued in reinvestment of distributions	7,037	60,520	27,477	194,202	4,767	41,200	18,322	130,343
	79,092	680,961	319,332	2,279,584	100,024	859,243	275,095	1,914,407
Shares repurchased	(107,148)	(927,289)	(300,892)	(2,033,980)	(67,759)	(577,754)	(165,648)	(1,122,503)
Net increase (decrease)	(28,056)	$(246,328)	18,440	$245,604	32,265	$281,489	109,447	$791,904

	Direct Shares					K Shares
Nasdaq-100 Index Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009			Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009
	Shares	Value	Shares	Value		Shares	Value	Shares	Value
Shares sold	565,798	$2,582,181	833,283	$2,970,750		171,266	$747,524	523,839	$1,735,671
Shares issued in reinvestment of distributions	1,431	6,732	299	1,193		—	—	—	—
	567,229	2,588,913	833,582	2,971,943		171,266	747,524	523,839	1,735,671
Shares repurchased	(458,227)	(2,037,086)	(593,384)	(1,975,061	)(c)	(164,439)	(728,446)	(476,305)	(1,549,844)
Net increase (decrease)	109,002	$551,827	240,198	$996,882		6,827	$19,078	47,534	$185,827

(a)	Net of redemption fees of: $21
(b)	Net of redemption fees of: $19
(c)	Net of redemption fees of: $25

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period)

California Tax-Free Income Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007		Year Ended August 31, 2006		Year Ended August 31, 2005
Net asset value, beginning of period	$11.27		$11.40	$11.49	$11.85		$12.41		$12.78
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.24		0.47	0.45	0.52		0.50		0.50
Net gain (loss) on securities (both realized and unrealized)	0.08		(0.10)	(0.01)	(0.29)		(0.29)		(0.13)
Total from investment operations	0.32		0.37	0.44	0.23		0.21		0.37
LESS DISTRIBUTIONS
Dividends from net investment income	(0.23)		(0.47)	(0.47)	(0.49)		(0.50)		(0.51)
Distributions from capital gains	0.00	(a)	(0.03)	(0.06)	(0.10)		(0.27)		(0.23)
Total distributions	(0.23)		(0.50)	(0.53)	(0.59)		(0.77)		(0.74)
Paid in capital from redemption fee (Note 1)	—		—	—	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$11.36		$11.27	$11.40	$11.49		$11.85		$12.41

Total return	2.86	%*	3.44%	3.96%	1.95%		1.84%		2.96%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$108,199		$107,668	$118,342	$120,996		$127,178		$142,125
Ratio of expenses to average net assets:	0.74	%**	0.74%	0.72%	0.71%		0.71%		0.66%
Ratio of net investment income to average net assets:	4.04	%**	4.23%	3.92%	4.39%		4.17%		4.05%
Portfolio turnover	3.58	%*	20.83%	5.37%	9.30%		17.01%		31.95%

California Insured Intermediate Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of period	$10.67		$10.57	$10.42	$10.49	$10.79	$10.98
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.15		0.31	0.32	0.33	0.33	0.34
Net gain (loss) on securities (both realized and unrealized)	0.12		0.10	0.15	(0.06)	(0.16)	(0.17)
Total from investment operations	0.27		0.41	0.47	0.27	0.17	0.17
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)		(0.31)	(0.32)	(0.33)	(0.33)	(0.34)
Distributions from capital gains	(0.01)		—	—	(0.01)	(0.14)	(0.02)
Total distributions	(0.17)		(0.31)	(0.32)	(0.34)	(0.47)	(0.36)
Paid in capital from redemption fee (Note 1)	—		—	—	(0.34)	—	(0.00	)(a)
Net asset value, end of period	$10.77		$10.67	$10.57	$10.42	$10.49	$10.79

Total return	2.47	%*	3.97%	4.54%	2.64%	1.67%	1.58%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$13,816		$15,077	$15,542	$17,767	$19,631	$22,066
Ratio of expenses to average net assets:
Before expense reimbursements	0.92	%**	0.92%	0.89%	0.88%	0.89%	0.78%
After expense reimbursements	0.68	%**	0.68%	0.68%	0.68%	0.68%	0.65%
Ratio of net investment income to average net assets:
Before expense reimbursements	2.64	%**	2.69%	2.79%	2.96%	2.92%	2.95%
After expense reimbursements	2.88	%**	2.93%	3.00%	3.16%	3.12%	3.08%
Portfolio turnover	1.86	%*	12.49%	0.00%	0.00%	2.75%	9.18%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
*	Not Annualized.
**	Annualized.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

California Tax-Free Money Market Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	$—		$0.007		$0.023	$0.030	$0.025	$0.014
LESS DISTRIBUTIONS
Dividends from net investment income	$—		$(0.007)		$(0.023)	$(0.030)	$(0.025)	$(0.014)
Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Total return	0.00	%*	0.68%		2.32%	3.00%	2.52%	1.46%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$47,728		$74,285		$81,164	$100,979	$81,876	$55,785
Ratio of expenses to average net assets:
Before expense reimbursements	0.74	%**	0.80	%^	0.73%	0.71%	0.75%	0.69%
After expense reimbursements	0.28	%**	0.55	%^	0.53%	0.53%	0.53%	0.50%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.46	)%**	0.46	%^	2.14%	2.79%	2.32%	1.22%
After expense reimbursements	0.00	%**	0.71	%^	2.34%	2.97%	2.54%	1.41%

(b)	Calculated based upon average shares outstanding.
^	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.
*	Not Annualized.
**	Annualized.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

U.S. Government Securities Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of period	$10.38		$10.46		$10.22		$10.19	$10.51	$10.60
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.17		0.37		0.38		0.42	0.42	0.37
Net gain (loss) on securities (both realized and unrealized)	(0.18)		(0.08)		0.24		0.04	(0.32)	(0.00	)(a)
Total from investment operations	(0.01)		0.29		0.62		0.46	0.10	0.37
LESS DISTRIBUTIONS
Dividends from net investment income	(0.18)		(0.37)		(0.38)		(0.43)	(0.42)	(0.37)
Distributions from capital gains	—		—		—		—	—	(0.09)
Total distributions	(0.18)		(0.37)		(0.38)		(0.43)	(0.42)	(0.46)
Paid in capital from redemption fee (Note 1)	—		(0.00	)(a)	(0.00	)(a)	—	—	(0.00	)(a)
Net asset value, end of period	$10.19		$10.38		$10.46		$10.22	$10.19	$10.51

Total return	(0.12	)%*	2.73%		6.10%		4.63%	1.00%	3.60%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$21,105		$22,111		$21,632		$19,762	$21,430	$25,024
Ratio of expenses to average net assets:
Before expense reimbursements	0.86	%**	0.86%		0.85%		0.87%	0.86%	0.79%
After expense reimbursements	0.74	%**	0.74%		0.74%		0.74%	0.74%	0.71%
Ratio of net investment income to average net assets:
Before expense reimbursements	3.26	%**	3.38%		3.48%		3.95%	3.94%	3.46%
After expense reimbursements	3.38	%**	3.51%		3.59%		4.08%	4.06%	3.54%
Portfolio turnover	42.81	%*	82.33%		41.39%		56.53%	71.63%	39.85%

K Shares	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of period	$10.43		$10.53	$10.29	$10.26	$10.57	$10.65
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.15		0.32	0.33	0.37	0.36	0.31
Net gain (loss) on securities (both realized and unrealized)	(0.19)		(0.09)	0.24	0.04	(0.31)	0.01
Total from investment operations	(0.04)		0.23	0.57	0.41	0.05	0.32
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)		(0.33)	(0.33)	(0.38)	(0.36)	(0.31)
Distributions from capital gains	—		—	—	—	—	(0.09)
Total distributions	(0.16)		(0.33)	(0.33)	(0.38)	(0.36)	(0.40)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$10.23		$10.43	$10.53	$10.29	$10.26	$10.57

Total return	(0.39	)%*	2.19%	5.57%	4.07%	0.55%	3.07%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$7,714		$7,425	$6,107	$6,329	$5,285	$4,308
Ratio of expenses to average net assets:
Before expense reimbursements	1.34	%**	1.36%	1.35%	1.36%	1.36%	1.30%
After expense reimbursements	1.24	%**	1.24%	1.24%	1.24%	1.24%	1.22%
Ratio of net investment income to average net assets:
Before expense reimbursements	2.76	%**	2.88%	2.98%	3.45%	3.44%	2.95%
After expense reimbursements	2.88	%**	3.01%	3.09%	3.58%	3.56%	3.03%
Portfolio turnover	42.81	%*	82.33%	41.39%	56.53%	71.63%	39.85%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
*	Not Annualized.
**	Annualized.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

Short-Term U.S. Government Bond Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of period	$10.26		$10.10		$9.94	$9.86	$9.96	$10.09
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.05		0.19		0.36	0.40	0.34	0.21
Net gain (loss) on securities (both realized and unrealized)	0.06		0.16		0.16	0.08	(0.10)	(0.13)
Total from investment operations	0.11		0.35		0.52	0.48	0.24	0.08
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)		(0.19)		(0.36)	(0.40)	(0.34)	(0.21)
Distributions from capital gains	—		—		—	—	—	(0.00	)(a)
Total distributions	(0.05)		(0.19)		(0.36)	(0.40)	(0.34)	(0.21)
Paid in capital from redemption fee (Note 1)	—		(0.00	)(a)	—	—	—	—
Net asset value, end of period	$10.32		$10.26		$10.10	$9.94	$9.86	$9.96

Total return	1.07	%*	3.49%		5.26%	4.94%	2.43%	0.82%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$18,132		$13,688		$10,540	$10,381	$13,235	$15,354
Ratio of expenses to average net assets:
Before expense reimbursements	0.90	%**	0.95%		0.98%	0.94%	0.92%	0.85%
After expense reimbursements	0.58	%**	0.59%		0.59%	0.59%	0.59%	0.56%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.66	%**	1.45%		3.08%	3.61%	3.06%	1.77%
After expense reimbursements	0.98	%**	1.81%		3.47%	3.96%	3.39%	2.06%
Portfolio turnover	6.69	%*	57.68%		56.46%	64.03%	82.25%	159.11%

K Shares	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of period	$10.30		$10.13	$9.96	$9.87	$9.96	$10.10
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.03		0.14	0.30	0.34	0.28	0.15
Net gain (loss) on securities (both realized and unrealized)	0.06		0.16	0.17	0.09	(0.09)	(0.14)
Total from investment operations	0.09		0.30	0.47	0.43	0.19	0.01
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)		(0.13)	(0.30)	(0.34)	(0.28)	(0.15)
Distributions from capital gains	—		—	—	—	—	(0.00	)(a)
Total distributions	(0.02)		(0.13)	(0.30)	(0.34)	(0.28)	(0.15)
Net asset value, end of period	$10.37		$10.30	$10.13	$9.96	$9.87	$9.96

Total return	0.89	%*	2.93%	4.77%	4.41%	1.98%	0.20%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$3,468		$2,551	$2,253	$2,099	$1,435	$1,277
Ratio of expenses to average net assets:
Before expense reimbursements	1.38	%**	1.45%	1.48%	1.44%	1.42%	1.35%
After expense reimbursements	1.08	%**	1.09%	1.09%	1.09%	1.09%	1.06%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.18	%**	0.98%	2.58%	3.11%	2.56%	1.27%
After expense reimbursements	0.48	%**	1.34%	2.97%	3.46%	2.89%	1.56%
Portfolio turnover	6.69	%*	57.68%	56.46%	64.03%	82.25%	159.11%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
*	Not Annualized.
**	Annualized.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

The United States Treasury Trust	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	$—		$0.002		$0.021	$0.044	$0.037	$0.017
LESS DISTRIBUTIONS
Dividends from net investment income	$—		$(0.002)		$(0.021)	$(0.044)	$(0.037)	$(0.017)
Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Total return	0.00	%*	0.13%		2.21%	4.54%	3.74%	1.72%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$22,128		$25,301		$39,535	$36,664	$48,604	$36,919
Ratio of expenses to average net assets:
Before expense reimbursements	0.94	%**	0.91	%^	0.79%	0.78%	0.80%	0.74%
After expense reimbursements	0.12	%**	0.29	%^	0.53%	0.53%	0.53%	0.48%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.82	)%**	(0.46	)%^	1.88%	4.20%	3.61%	1.59%
After expense reimbursements	0.00	%**	0.16	%^	2.14%	4.45%	3.88%	1.85%

K Shares	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	$—		$—		$0.017	$0.039	$0.032	$0.012
LESS DISTRIBUTIONS
Dividends from net investment income	$—		$—		$(0.017)	$(0.039)	$(0.032)	$(0.012)
Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Total return	0.00	%*	0.04%		1.70%	4.02%	3.22%	1.22%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$3,456		$3,302		$2,737	$2,894	$2,487	$2,490
Ratio of expenses to average net assets:
Before expense reimbursements	0.94	%**	0.97	%^	1.29%	1.28%	1.30%	1.25%
After expense reimbursements	0.12	%**	0.35	%^	1.03%	1.03%	1.03%	0.99%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.82	)%**	(0.59	)%^	1.47%	3.70%	3.11%	1.08%
After expense reimbursements	0.00	%**	0.03	%^	1.73%	3.95%	3.38%	1.34%

(b)	Calculated based upon average shares outstanding.
^	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.
*	Not Annualized.
**	Annualized.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

S&P 500 Index Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006		Year Ended August 31, 2005
Net asset value, beginning of period	$20.81		$25.91	$29.70		$26.31		$24.61		$22.32
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.19		0.42	0.48		0.46		0.42		0.44
Net gain (loss) on securities (both realized and unrealized)	1.72		(5.09)	(3.79)		3.40		1.68		2.29
Total from investment operations	1.91		(4.67)	(3.31)		3.86		2.10		2.73
LESS DISTRIBUTIONS
Dividends from net investment income	(0.19)		(0.43)	(0.48)		(0.47)		(0.40)		(0.44)
Distributions from capital gains	—		—	—		—		—		—
Total distributions	(0.19)		(0.43)	(0.48)		(0.47)		(0.40)		(0.44)
Paid in capital from redemption fee (Note 1)	—		—	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$22.53		$20.81	$25.91		$29.70		$26.31		$24.61

Total return	9.20	%*	(17.86)%	(11.25)%		14.75%		8.61%		12.31%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$70,963		$67,017	$87,760		$105,804		$100,927		$102,899
Ratio of expenses to average net assets:
Before expense reimbursements	0.56	%**	0.59%	0.51%		0.51%		0.53%		0.46%
After expense reimbursements	0.36	%**	0.36%	0.36%		0.36%		0.36%		0.33%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.52	%**	2.03%	1.57%		1.44%		1.44%		1.35%
After expense reimbursements	1.72	%**	2.26%	1.72%		1.59%		1.61%		1.48%
Portfolio turnover	0.00	%*	5.18%	2.90%		2.63%		3.56%		3.36%

K Shares	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of period	$20.88		$26.05	$29.82	$26.41	$24.70	$22.37
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.14		0.33	0.34	0.32	0.28	0.29
Net gain (loss) on securities (both realized and unrealized)	1.73		(5.14)	(3.77)	3.41	1.69	2.33
Total from investment operations	1.87		(4.81)	(3.43)	3.73	1.97	2.62
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)		(0.36)	(0.34)	(0.32)	(0.26)	(0.29)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.15)		(0.36)	(0.34)	(0.32)	(0.26)	(0.29)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$22.60		$20.88	$26.05	$29.82	$26.41	$24.70

Total return	8.93	%*	(18.29)%	(11.58)%	14.17%	8.04%	11.77%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$7,322		$6,300	$6,803	$8,292	$6,159	$4,641
Ratio of expenses to average net assets:
Before expense reimbursements	1.06	%**	1.09%	1.01%	1.01%	1.03%	0.97%
After expense reimbursements	0.86	%**	0.86%	0.86%	0.86%	0.86%	0.84%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.02	%**	1.51%	1.07%	0.94%	0.94%	0.84%
After expense reimbursements	1.22	%**	1.74%	1.22%	1.09%	1.11%	0.97%
Portfolio turnover	0.00	%*	5.18%	2.90%	2.63%	3.56%	3.36%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
*	Not Annualized.
**	Annualized.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

S&P MidCap Index Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006		Year Ended August 31, 2005
Net asset value, beginning of period	$16.17		$20.94		$24.85		$22.89		$23.34		$19.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.08		0.17		0.18		0.16		0.21		0.18
Net gain (loss) on securities (both realized and unrealized)	2.13		(4.29)		(1.24)		3.34		1.11		4.34
Total from investment operations	2.21		(4.12)		(1.06)		3.50		1.32		4.52
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)		(0.15)		(0.17)		(0.19)		(0.21)		(0.18)
Distributions from capital gains	(0.03)		(0.50)		(2.68)		(1.35)		(1.56)		—
Total distributions	(0.13)		(0.65)		(2.85)		(1.54)		(1.77)		(0.18)
Paid in capital from redemption fee (Note 1)	—		(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$18.25		$16.17		$20.94		$24.85		$22.89		$23.34

Total return	13.60	%*	(18.90)%		(4.78)%		15.74%		5.80%		23.87%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$113,195		$108,279		$148,971		$171,024		$162,988		$161,655
Ratio of expenses to average net assets:
Before expense reimbursements	0.66	%**	0.70%		0.64%		0.63%		0.64%		0.59%
After expense reimbursements	0.58	%**	0.58%		0.58%		0.58%		0.58%		0.55%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.82	%**	1.09%		0.76%		0.61%		0.84%		0.80%
After expense reimbursements	0.90	%**	1.21%		0.81%		0.66%		0.91%		0.84%
Portfolio turnover	0.00	%*	31.15%		18.18%		14.61%		13.83%		18.07%

K Shares	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of period	$16.13		$20.94	$24.85	$22.88	$23.34	$19.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.04		0.10	0.07	0.04	0.09	0.07
Net gain (loss) on securities (both realized and unrealized)	2.12		(4.30)	(1.22)	3.35	1.10	4.34
Total from investment operations	2.16		(4.20)	(1.15)	3.39	1.19	4.41
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.11)	(0.08)	(0.07)	(0.09)	(0.07)
Distributions from capital gains	(0.03)		(0.50)	(2.68)	(1.35)	(1.56)	—
Total distributions	(0.10)		(0.61)	(2.76)	(1.42)	(1.65)	(0.07)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$18.19		$16.13	$20.94	$24.85	$22.88	$23.34

Total return	13.32	%*	(19.31)%	(5.18)%	15.22%	5.23%	23.26%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$6,465		$5,556	$6,392	$7,302	$5,617	$4,881
Ratio of expenses to average net assets:
Before expense reimbursements	1.16	%**	1.20%	1.14%	1.13%	1.14%	1.09%
After expense reimbursements	1.08	%**	1.08%	1.08%	1.08%	1.08%	1.05%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.32	%**	0.59%	0.26%	0.11%	0.34%	0.30%
After expense reimbursements	0.40	%**	0.70%	0.31%	0.16%	0.41%	0.34%
Portfolio turnover	0.00	%*	31.15%	18.18%	14.61%	13.83%	18.07%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
*	Not Annualized.
**	Annualized.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

S&P SmallCap Index Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007	Year Ended August 31, 2006		Year Ended August 31, 2005
Net asset value, beginning of period	$10.98		$16.61		$20.11		$19.38	$19.08		$15.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.01		0.07		0.07		0.12	0.10		0.09
Net gain (loss) on securities (both realized and unrealized)	1.18		(4.04)		(1.27)		2.38	1.18		3.99
Total from investment operations	1.19		(3.97)		(1.20)		2.50	1.28		4.08
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)		(0.07)		(0.06)		(0.13)	(0.10)		(0.09)
Distributions from capital gains	—		(1.59)		(2.24)		(1.64)	(0.88)		(0.76)
Total distributions	(0.02)		(1.66)		(2.30)		(1.77)	(0.98)		(0.85)
Paid in capital from redemption fee (Note 1)	—		(0.00	)(a)	(0.00	)(a)	—	(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$12.15		$10.98		$16.61		$20.11	$19.38		$19.08

Total return	10.82	%*	(22.04)%		(6.18)%		13.25%	6.94%		26.17%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$18,360		$17,365		$23,524		$24,462	$24,609		$24,250
Ratio of expenses to average net assets:
Before expense reimbursements	0.98	%**	1.06%		0.89%		0.90%	0.92%		0.86%
After expense reimbursements	0.74	%**	0.74%		0.74%		0.74%	0.74%		0.71%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.06	)%**	0.40%		0.25%		0.44%	0.33%		0.37%
After expense reimbursements	0.18	%**	0.73%		0.40%		0.60%	0.51%		0.52%
Portfolio turnover	2.63	%*	11.93%		15.14%		9.19%	11.24%		7.25%

K Shares	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of period	$10.90		$16.54	$20.04	$19.33	$19.04	$15.82
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.02)		0.02	(0.02)	0.02	—	0.01
Net gain (loss) on securities (both realized and unrealized)	1.17		(4.03)	(1.24)	2.38	1.18	3.97
Total from investment operations	1.15		(4.01)	(1.26)	2.40	1.18	3.98
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.04)	—	(0.05)	(0.01)	—
Distributions from capital gains	—		(1.59)	(2.24)	(1.64)	(0.88)	(0.76)
Total distributions	—		(1.63)	(2.24)	(1.69)	(0.89)	(0.76)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$12.05		$10.90	$16.54	$20.04	$19.33	$19.04

Total return	10.45	%*	(22.43)%	(6.58)%	12.70%	6.38%	25.53%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$7,947		$7,064	$8,529	$9,556	$7,290	$6,070
Ratio of expenses to average net assets:
Before expense reimbursements	1.48	%**	1.56%	1.39%	1.40%	1.42%	1.36%
After expense reimbursements	1.22	%**	1.24%	1.24%	1.24%	1.24%	1.21%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.56	)%**	(0.10)%	(0.25)%	(0.06)%	(0.17)%	(0.13)%
After expense reimbursements	(0.30	)%**	0.23%	(0.10)%	0.10%	0.01%	0.02%
Portfolio turnover	2.63	%*	11.93%	15.14%	9.19%	11.24%	7.25%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
*	Not Annualized.
**	Annualized.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

Equity Income Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006		Year Ended August 31, 2005
Net asset value, beginning of period	$13.14		$15.69	$17.96	$16.52	$16.12		$14.07
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.09		0.21	0.29	0.29	0.26		0.26
Net gain (loss) on securities (both realized and unrealized)	1.22		(2.51)	(1.96)	2.08	0.76		2.05
Total from investment operations	1.31		(2.30)	(1.67)	2.37	1.02		2.31
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.20)	(0.28)	(0.31)	(0.27)		(0.26)
Distributions from capital gains	—		(0.05)	(0.32)	(0.62)	(0.35)		—
Total distributions	(0.08)		(0.25)	(0.60)	(0.93)	(0.62)		(0.26)
Paid in capital from redemption fee (Note 1)	—		—	—	—	(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$14.37		$13.14	$15.69	$17.96	$16.52		$16.12

Total return	10.08	%*	(14.48)%	(9.52)%	14.56%	6.50%		16.51%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$16,025		$14,724	$17,914	$23,584	$17,090		$16,641
Ratio of expenses to average net assets:
Before expense reimbursements	0.90	%**	0.97%	0.86%	0.88%	0.91%		0.87%
After expense reimbursements	0.90	%**	0.97%	0.86%	0.88%	0.90%		0.85%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.36	%**	1.83%	1.76%	1.64%	1.61%		1.70%
After expense reimbursements	1.36	%**	1.83%	1.76%	1.64%	1.62%		1.72%
Portfolio turnover	5.76	%*	27.02%	15.93%	1.48%	2.59%		3.25%

K Shares	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of period	$13.07		$15.64	$17.88	$16.56	$16.17	$14.10
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.06		0.15	0.21	0.21	0.18	0.18
Net gain (loss) on securities (both realized and unrealized)	1.21		(2.51)	(1.92)	1.96	0.75	2.07
Total from investment operations	1.27		(2.36)	(1.71)	2.17	0.93	2.25
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.16)	(0.21)	(0.23)	(0.19)	(0.18)
Distributions from capital gains	—		(0.05)	(0.32)	(0.62)	(0.35)	—
Total distributions	(0.06)		(0.21)	(0.53)	(0.85)	(0.54)	(0.18)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$14.28		$13.07	$15.64	$17.88	$16.56	$16.17

Total return	9.72	%*	(14.91)%	(9.81)%	13.29%	5.92%	16.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$5,276		$4,447	$4,326	$4,878	$3,829	$3,234
Ratio of expenses to average net assets:
Before expense reimbursements	1.40	%**	1.47%	1.36%	1.38%	1.41%	1.37%
After expense reimbursements	1.40	%**	1.47%	1.36%	1.38%	1.40%	1.35%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.86	%**	1.32%	1.26%	1.14%	1.11%	1.20%
After expense reimbursements	0.86	%**	1.32%	1.26%	1.14%	1.12%	1.22%
Portfolio turnover	5.76	%*	27.02%	15.93%	1.48%	2.59%	3.25%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
*	Not Annualized.
**	Annualized.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

European Growth & Income Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of period	$8.17		$9.73	$11.27	$9.91	$8.57	$7.10
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.06		0.23	0.28	0.23	0.24	0.15
Net gain (loss) on securities (both realized and unrealized)	(0.11)		(1.56)	(1.55)	1.40	1.29	1.48
Total from investment operations	(0.05)		(1.33)	(1.27)	1.63	1.53	1.63
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.23)	(0.27)	(0.27)	(0.19)	(0.16)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.07)		(0.23)	(0.27)	(0.27)	(0.19)	(0.16)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	(0.00	)(a)
Net asset value, end of period	$8.05		$8.17	$9.73	$11.27	$9.91	$8.57

Total return	(0.63	)%*	(13.27)%	(11.48)%	16.54%	17.97%	23.15%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$6,723		$7,049	$8,213	$7,367	$5,719	$5,024
Ratio of expenses to average net assets:
Before expense reimbursements	1.38	%**	1.49%	1.34%	1.41%	1.49%	1.55%
After expense reimbursements	1.00	%**	1.00%	1.00%	1.00%	1.00%	0.98%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.96	%**	2.79%	2.37%	1.83%	2.48%	1.41%
After expense reimbursements	1.34	%**	3.28%	2.70%	2.24%	2.97%	1.98%
Portfolio turnover	0.00	%*	12.55%	0.00%	0.00%	3.24%	1.47%
K Shares	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of period	$8.20		$9.78	$11.31	$9.94	$8.60	$7.11
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.04		0.20	0.23	0.18	0.19	0.10
Net gain (loss) on securities (both realized and unrealized)	(0.10)		(1.57)	(1.55)	1.40	1.29	1.51
Total from investment operations	(0.06)		(1.37)	(1.32)	1.58	1.48	1.61
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.21)	(0.21)	(0.21)	(0.14)	(0.12)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.06)		(0.21)	(0.21)	(0.21)	(0.14)	(0.12)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$8.08		$8.20	$9.78	$11.31	$9.94	$8.60

Total return	(0.79	)%*	(13.69)%	(11.79)%	16.02%	17.31%	22.78%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$5,720		$5,542	$5,541	$6,519	$4,576	$3,052
Ratio of expenses to average net assets:
Before expense reimbursements	1.86	%**	1.99%	1.84%	1.91%	1.99%	2.07%
After expense reimbursements	1.48	%**	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.46	%**	2.32%	1.63%	1.33%	1.98%	0.89%
After expense reimbursements	0.84	%**	2.81%	1.98%	1.74%	2.47%	1.46%
Portfolio turnover	0.00	%*	12.55%	0.00%	0.00%	3.24%	1.47%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
*	Not Annualized.
**	Annualized.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

Nasdaq-100 Index Fund	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006		Year Ended August 31, 2005
Net asset value, beginning of period	$4.12		$4.69		$4.97		$3.96		$3.98		$3.46
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.01		0.01		0.00		(0.00	)(a)	(0.00	)(a)	0.03
Net gain (loss) on securities (both realized and unrealized)	0.47		(0.58)		(0.28)		1.01		(0.01)		0.51
Total from investment operations	0.48		(0.57)		(0.28)		1.01		(0.01)		0.54
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		(0.01)		(0.02)
Distributions from capital gains	—		—		—		—		—		—
Return of capital distribution	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	—		—		—
Total distributions	—		(0.00	)(a)	(0.00	)(a)	—		(0.01)		(0.02)
Paid in capital from redemption fee (Note 1)	—		(0.00	)(a)	(0.00	)(a)	—		(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$4.60		$4.12		$4.69		$4.97		$3.96		$3.98

Total return	11.70	%*	(12.14)%		(5.60)%		25.51%		(0.24)%		15.47%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$15,330		$13,262		$13,968		$13,542		$12,072		$15,161
Ratio of expenses to average net assets:
Before expense reimbursements	0.98	%**	1.11%		0.98%		1.01%		1.03%		0.95%
After expense reimbursements	0.48	%**	0.49%		0.58	%^	0.74%		0.74%		0.71%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.30	)%**	(0.42)%		(0.33)%		(0.36)%		(0.34)%		0.41%
After expense reimbursements	0.20	%**	0.19%		0.06%		(0.09)%		(0.05)%		0.65%
Portfolio turnover	0.00	%*	7.67%		15.05%		5.02%		14.07%		9.94%

K Shares	Six Months Ended February 28, 2010 (Unaudited)		Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of period	$4.03		$4.61	$4.91	$3.93	$3.96	$3.45
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.01)		(0.01)	(0.02)	(0.02)	(0.02)	—
Net gain (loss) on securities (both realized and unrealized)	0.48		(0.57)	(0.28)	1.00	(0.01)	0.52
Total from investment operations	0.47		(0.58)	(0.30)	0.98	(0.03)	0.52
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—	—	—	(0.01)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	—		—	—	—	—	(0.01)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	—
Net asset value, end of period	$4.50		$4.03	$4.61	$4.91	$3.93	$3.96

Total return	11.66	%*	(12.58)%	(6.11)%	24.94%	(0.76)%	15.13%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$5,377		$4,792	$5,262	$5,978	$3,908	$3,417
Ratio of expenses to average net assets:
Before expense reimbursements	1.48	%**	1.61%	1.48%	1.51%	1.53%	1.46%
After expense reimbursements	0.98	%**	0.99%	1.08%^^	1.24%	1.24%	1.22%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.80	)%**	(0.92)%	(0.83)%	(0.86)%	(0.84)%	(0.10)%
After expense reimbursements	(0.28	)%**	(0.31)%	(0.44)%	(0.59)%	(0.55)%	0.14%
Portfolio turnover	0.00	%*	7.67%	15.05%	5.02%	14.07%	9.94%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
^	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - S Shares changed from 0.74% to 0.49%. The blended expense ratio as of August 31, 2008 is 0.58%.
^^	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - K Shares changed from 1.24% to 0.99%. The blended expense ratio as of August 31, 2008 is 1.08%.
*	Not Annualized.
**	Annualized.

California Investment Trust	Notes to Financial Statements (Unaudited)	February 28, 2010

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund are each a series of shares of beneficial interest of California Investment Trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income, exempt from federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from regular federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

California Investment Trust began offering an additional class of shares, Class K, on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Portfolio securities of the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds’ Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost,  accordance with procedures adopted in which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2009, available to offset future capital gains, if any, are as follows:

Expiring	California Tax-Free Money Market Fund	California Insured Intermediate Fund	United States Government Securities Fund	Short-Term United States Government Bond Fund	S&P 500 Index Fund	S&P Small Cap Index Fund	Equity Income Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
2011	$—	$—	$—	$—	$2,790,406	$—	$—	$104,291	$3,015,439
2012	3,258	—	—	—	—	—	—	2,426	1,963,355
2013	—	—	19,440	—	—	—	—	59,164	2,084,713
2014	—	—	266,271	—	—	—	—	9,731	251,077
2015	—	—	80,163	47,876	—	—	—	6,268	1,821,380
2016	—	9,443	36,974	—	—	—	—	9,647	364,175
2017	—	—	109,369	—	642,431	1,136,064	1,258,385	—	642,849
Total	$3,258	$9,443	$512,217	$47,876	$3,432,837	$1,136,064	$1,258,385	$191,527	$10,142,988

California Investment Trust	Notes to Financial Statements (Unaudited) – (Continued)	February 28, 2010

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2009, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

	Increase (Decrease) Paid-in Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain/(Loss)
California Tax-Free Income Fund	—	(139,772)	139,772
U.S. Government Securities Fund	—	16,713	(16,713)
Short-Term U.S. Government Bond Fund	—	816	(816)
S&P 500 Index Fund	(1,093,915)	—	1,093,915
S&P Small Cap Index Fund	(10,739)	250	10,489
Equity Income Fund	—	(22,053)	22,053
European Growth & Income Fund	(40,370)	—	40,370
Nasdaq-100 Index Fund	(2,356,290)	—	2,356,290

(d) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00.If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(e) Concentration – The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(f) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share. Certain funds have historically charged a 1% redemption fee on shares redeemed or exchanged within seven days of purchase. Effective January 1, 2009, the redemption fee was removed.

(h) Accounting for Uncertainty in Income Taxes – The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Company’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2005-2008), or expected to be taken in the Fund’s 2009 tax returns. The Company identifies its major tax jurisdictions as U.S. Federal, however the Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i) Fair Value Measurements – The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the 3 broad levels below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the following Funds’ investments as of February 28, 2010:

California Investment Trust	Notes to Financial Statements (Unaudited) – (Continued)	February 28, 2010

	Level 1 Quoted Prices		Level 2 Quoted Prices		Level 3 Quoted Prices
Fund	Investments in Securities(i)	Other Financial Investments(ii)	Investments in Securities(iii)	Other Financial Investments(ii)	Investments in Securities	Other Financial Investments(ii)
California Tax-Free Income Fund	—	—	106,909,739	—	—	—
California Insured Intermediate Fund	—	—	13,621,957	—	—	—
California Tax-Free Money Market Fund	—	—	48,529,103	—	—	—
U.S. Government Securities Fund	—	—	28,561,206	—	—	—
Short-Term U.S. Government Bond Fund	—	—	21,485,821	—	—	—
The United States Treasury Trust Fund	—	—	25,194,730	—	—	—
S&P 500 Index Fund	$77,683,107	$3,870	99,969	—	—	—
S&P MidCap Index Fund	119,420,041	9,960	99,969	—	—	—
S&P SmallCap Index Fund	25,007,518	63,793	199,976	—	—	—
Equity Income Fund	19,990,868	19,375	199,976	—	—	—
European Growth & Income Fund	11,971,686	—	199,976	—	—	—
Nasdaq-100 Index Fund	17,915,146	54,645	399,866	—	—	—
Total	$271,988,366	$151,643	$245,502,288	—	—	—

(i)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

(ii)
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the investment.

(iii)	All fixed income securities in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective from interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund, and European Growth and Income Fund can use Futures contracts and strategies for achieving the investment objectives.

S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund

Like many index funds, the Fund may invest in futures contracts and lend securities to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Trust expects the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the index will change.

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Fund. In an effort to minimize this risk, the Fund will not use futures for speculative purposes or as leverage. It is the Fund’s policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

Equity Income Fund

The Fund will invest in futures contracts when the Manager wishes to remain fully invested in the market. Utilizing futures allows the Manager to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Fund. In an effort to minimize this risk, the Fund will not use futures for speculative purposes or as leverage. It is the Fund’s policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

Nasdaq-100 Index Fund

Like most index funds, the Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. The Manager will typically buy futures contracts so that the market value of the futures contracts is as close to the cash balance as possible. This helps minimize the tracking error of the Fund.

The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If the futures contracts owned by the Fund do not track the index, the Fund’s performance relative to the index will change.

California Investment Trust	Notes to Financial Statements (Unaudited) – (Continued)	February 28, 2010

At February 28, 2010, the number of open future contracts in S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund and Nasdaq-100 Index Fund was 9, 3, 19, 10, and 76 respectively.

The realized gains or losses and change in unrealized gains or losses on future contracts are reflected in the appropriate financial statements.

The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2010.

Derivatives Not Accounted for as Hedging Instruments	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund
Equity contracts	$51,651	$(24,101)
S&P MidCap Index Fund
Equity contracts	$(12,613)	$7,565
S&P SmallCap Index Fund
Equity contracts	$268,995	$(127,742)
Equity Income Fund
Equity contracts	$(8,004)	$19,375
Nasdaq-100 Index Fund
Equity contracts	$303,701	$(88,148)

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

CCM Partners (“CCM”), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds’ average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds’ average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund’s average daily net assets. CCM has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund’s total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund’s average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obligated. This voluntary reimbursement is effective for a calendar year, with renewal at the end of each calendar year, and is subject to recoupment within three fiscal years following a particular reimbursement, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursement from the manager for the six months ended February 28, 2010, is as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	Expiration
California Insured Intermediate Fund	$17,190	0.68%	N/A	12/31/10
California Tax-Free Money Market Fund	$154,944	0.53%	N/A	12/31/10
U.S. Government Securities Fund	$17,596	0.74%	1.24%	12/31/10
Short-Term U.S. Government Bond Fund	$28,919	0.59%	1.09%	12/31/10
The United States Treasury Trust	$112,800	0.53%	1.03%	12/31/10
S&P 500 Index Fund	$78,449	0.36%	0.86%	12/31/10
S&P MidCap Index Fund	$50,923	0.58%	1.08%	12/31/10
S&P SmallCap Index Fund	$31,872	0.74%	1.24%	12/31/10
European Growth & Income Fund	$25,057	1.00%	1.50%	12/31/10
Nasdaq-100 Index Fund	$49,402	0.49%	0.99%	12/31/10

California Investment Trust	Notes to Financial Statements (Unaudited) – (Continued)	February 28, 2010

At August 31, 2009, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $2,662,763. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/10	Expires 8/31/11	Expires 8/31/12
California Insured Intermediate Fund	$36,934	$34,187	$36,030
California Tax-Free Money Market Fund	$175,932	$166,408	$184,452
U.S. Government Securities Fund	$33,268	$28,744	$37,562
Short-Term U.S. Government Bond Fund	$49,017	$46,843	$54,104
The United States Treasury Trust	$118,097	$107,074	$221,823
S&P 500 Index Fund	$176,669	$157,300	$155,422
S&P MidCap Index Fund	$89,673	$90,958	$118,710
S&P SmallCap Index Fund	$56,922	$48,069	$70,847
European Growth & Income Fund	$49,572	$49,551	$50,833
Nasdaq-100 Index Fund	$48,276	$81,380	$88,106

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, CCM receives an administration fee, which became effective February 28, 2005. The administration fee is based on assets held, in aggregate, by the Funds comprising California Investment Trust. The fee rates are 0.10% on the first $100 million, 0.08% on the next $400 million, and 0.06% on combined assets over $500 million.

Certain officers and trustees of the Trust are also partners of CCM. Carman Leung has served as the Chief Compliance Officer (“CCO”) of the Trust since May 2008. Ms. Leung is also employed by CCM Partners, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust, and CCM Partners is reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

California Investment Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of California Investment Trust pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Share of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares.

California Investment Trust has adopted a Shareholder Services Plan (the “Services Plan”), whereby the Class K Shares of each Fund of California Investment Trust pay CCM Partners, LP, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning Class K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the six months ended February 28, 2010, the following were paid by the Class K Shares of each Fund of California Investment Trust:

Fund	12b-1 Fees	Shareholder Service Fees
U.S. Government Securities Fund	$9,388	$9,388
Short-Term U.S. Government Bond Fund	$3,940	$3,940
The United States Treasury Trust	$4,203	$4,203
S&P 500 Index Fund	$8,735	$8,735
S&P MidCap Index Fund	$7,615	$7,615
S&P SmallCap Index Fund	$9,433	$9,433
Equity Income Fund	$6,222	$6,222
European Growth & Income Fund	$7,396	$7,396
Nasdaq-100 Index Fund	$6,563	$6,563

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases of sales of securities other than short-term investments during the six months ended February 28, 2010 were as follows:

Fund	Purchases	Sales
California Tax-Free Income Fund	$7,792,465	$3,740,495
California Insured Intermediate Fund	$250,575	$1,308,660
U.S. Government Securities Fund	$8,042,266	$8,149,137
Short-Term U.S. Government Bond Fund	$7,249,336	$1,901,913
S&P 500 Index Fund	$—	$601,155
S&P MidCap Index Fund	$—	$7,599,965
S&P SmallCap Index Fund	$678,867	$624,102
Equity Income Fund	$1,895,053	$1,080,090
European Growth & Income Fund	$—	$21,370
Nasdaq-100 Index Fund	$—	$39,986

California Investment Trust	Notes to Financial Statements (Unaudited) – (Continued)	February 28, 2010

Note 4 - TAX CHARACTER

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

The tax character of distributions paid during the year ended August 31, 2009 was as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains		Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2009	$—	$21,361	$309,497	*	$4,591,048	$4,921,906
California Insured Intermediate Fund	2009	$—	$—	$—		$447,408	$447,408
California Tax-Free Money Market Fund	2009	$—	$—	$—		$519,474	$519,474
U.S. Government Securities Fund	2009	$—	$1,010,275	$—		$—	$1,010,275
Short-Term U.S. Government Bond Fund	2009	$—	$258,641	$—		$—	$258,641
The United States Treasury Trust	2009	$—	$52,581	$—		$—	$52,581
S&P 500 Index Fund	2009	$—	$1,536,155	$—		$—	$1,536,155
S&P Mid Cap Index Fund	2009	$—	$1,410,534	$3,287,970	*	$—	$4,698,504
S&P Small Cap Index Fund	2009	$—	$292,918	$2,856,686	*	$—	$3,149,604
Equity Income Fund	2009	$—	$333,243	$2,852	*	$—	$336,095
European Growth & Income Fund	2009	$—	$331,830	$—		$—	$331,830
Nasdaq-100 Index Fund	2009	$—	$1,206	$—		$—	$1,206

*	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2009.

The tax character of distributable earnings at August 31, 2009 was as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October Losses**	Total Distributable Earnings
California Tax-Free Income Fund	$29,104	***	$—	$—	$1,055,765	$—	$1,084,869
California Insured Intermediate Fund	$3,572	***	$—	$(9,443)	$399,520	$(2,335)	$391,314
California Tax-Free Money Market Fund	$—		$—	$(3,258)	$—	$—	$(3,258)
U.S. Government Securities Fund	$34,243		$—	$(512,217)	$370,405	$(312,504)	$(420,073)
Short-Term U.S. Government Bond Fund	$1,238		$—	$(47,876)	$152,540	$—	$105,902
The United States Treasury Trust	$27,791		$—	$—	$—	$—	$27,791
S&P 500 Index Fund	$225,137		$—	$(3,432,837)	$6,375,275	$(145,913)	$3,021,662
S&P MidCap Index Fund	$90,633		$173,014	$—	$2,280,733	$(3,232,264)	$(687,884)
S&P SmallCap Index Fund	$—		$—	$(1,136,064)	$(3,077,183)	$(407,434)	$(4,620,681)
Equity Income Fund	$12,157		$—	$(1,258,385)	$1,207,774	$(632,737)	$(671,191)
European Growth & Income Fund	$51,864		$—	$(191,527)	$(547,576)	$(124,746)	$(811,985)
Nasdaq-100 Index Fund	$6,611		$—	$(10,142,988)	$1,937,653	$(794,329)	$(8,993,053)

**	Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end are deferred as occurring on the first day of the following fiscal year.
***	Tax exempt income.

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.

Note 5 - SUBSEQUENT EVENTS

On March 5, 2010, the Board of Trustees for California Investment Trust met and approved the addition of new share classes and reorganization of SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund, and SM&R Money Market Fund, portfolios of SM&R Investments, Inc. into Equity Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, portfolio of the Trust.

Fund Holdings (Unaudited): The Fund holdings shown in this report are as of February 28, 2010. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room to Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by visiting the Funds’ website at www.caltrust.com or by calling (800) 225-8778.

Proxy Voting Policies, Procedures and Voting Record (Unaudited): The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the California Investment Trust Fund Group uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2009, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the California Investment Trust Fund Group. It is authorized for distribution only if preceded or accompanied by a current California Investment Trust Fund Group prospectus. Additional copies of the prospectus may be obtained by calling (800) 225-8778 or can be downloaded from the Funds’ website at www.caltrust.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Date of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	P.O. Box 387 San Francisco, CA 94104	06/27/66	President, Secretary, Chairman & Trustee	Since August 1998
James W. Miller, Jr.	P.O. Box 387 San Francisco, CA 94104	05/28/66	Trustee	Since August 2001
Kevin T. Kogler	P.O. Box 387 San Francisco, CA 94104	02/21/66	Trustee	Since May 2006
Stephen H. Sutro	P.O. Box 387 San Francisco, CA 94104	04/09/69	Trustee	Since May 2006
William P. Mock	P.O. Box 387 San Francisco, CA 94104	12/29/66	Treasurer	Since February 2010

Each Trustee oversees the Trust’s twelve Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers
Chief Executive Officer, CCM Partners, 1999 to present; Chief Operating Officer, CCM Partners 1997 to 1999; Administrative Officer, CCM Partners 1994 - 1997; Marketing Representative, CCM Partners, 1993 to 1994.

James W. Miller, Jr.
Director, RREEF, 2006 to present; Executive Vice President, Jones Lang LaSalle Americas, Inc. 1999 to 2006; Associate, Orrick Herrington & Sutcliffe LLP, 1996 - 1999; Associate, Gordon & Rees LLP, 1992 - 1993.

Kevin T. Kogler
Principal, Robertson Piper Software Group, 2006 to present; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006; Director, Investment Banking, Salomon Smith Barney, 2001 - 2002;Vice President, Investment Banking, CS First Boston/Donaldson Lufkin & Jenrette, 1997 - 2001

Stephen H. Sutro	Partner, Duane Morris LLP (law firm), 2003 to present; Associate, Duane Morris LLP 2000 - 2002, Associate, Hancock Rothert & Bunshoft (law firm), 1994 - 1999.
William P. Mock	Portfolio Manager, CCM Partners, since 2010; Portfolio Manager, ETSpreads, 2007 to present; Head Trader, TKI Capital Management, 2003 to 2006.

Additional information on the Trustees may be found in the SAI, which is available, without charge, upon request, by calling (800) 225-8778.

*
Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of CCM Partners, the Trust’s Advisor and Administrator.

California Investment Trust Board Approval of Investment Advisory Agreements

The 1940 Act requires that the full Boards and a majority of the Independent Trustees annually approve the continuation of the Trust’s Investment Advisory Agreements dated January 1, 2007 between CIT and CCM Partners (the “Investment Advisory Agreement”), with respect to each Fund. At a meeting held in-person on February 11, 2010, the Board, including a majority of the Independent Trustees on behalf of the Trusts’ California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund, European Growth & Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund and The United States Treasury Trust (each a “Fund”), considered and approved the continuance of the Investment Advisory Agreement with respect to each Fund with CCM Partners (“CCM”) for an additional one-year period ending March 31, 2011.

Prior to the meeting, the Independent Trustees requested information from CCM. This information, together with other information provided by CCM, and the information provided to the Independent Trustees throughout the course of the year formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by CCM, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CCM to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding CCM (the principal business activity of which is managing the Funds), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board discussed the renewal of the Investment Advisory Agreement both with CCM representatives and in a private session with independent legal counsel at which representatives of CCM were not present. In deciding to approve the renewal of the Investment Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

CCM, its personnel and its resources. The Board considered the depth and quality of CCM’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that CCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered CCM’s continuing need to attract and retain qualified personnel and, noting CCM’s additions over recent years, determined that CCM was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds, the following: CCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by CCM to the Funds under the administration servicing agreements.

The Board concluded that CCM had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each of the funds on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed Morningstar rankings for each of the Funds, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the fund’s investment restrictions, the Fund’s size and similar factors. Among the factors considered in this regard, were the following:

•
For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the first quartile over the quarterly period, the second quartile for the 3-year period and the third quartile for the 1-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the second quartile over the quarterly, 1-year, 3-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the Equity Income Fund, it was noted that the performance of the Fund was in first quartile for the quarterly, 3-year and 5-year periods, the second quartile over the 1-year period, and the third quartile over the 10-year period.

•
For the S&P SmallCap Index fund, it was noted that the performance of the Fund was in the second quartile for the quarterly, 3-year and 5-year periods, the third quartile over the 10-year period and the fourth quartile over the 1-year period. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the second quartile over the 3-year period and the third quartile over the quarterly, 1-year and 5-year periods. The Trustees noted with approval that the Fund was tracking its benchmark quite closely.

•
For the European Growth & Income Fund, it was noted that the performance of the Fund was in the first quartile for the 3-year period, the second quartile over the quarterly period, the third quartile over the 5-year period and the fourth quartile over the 1-year period.

•	For the United States Treasury Trust, it was noted that the performance of the Fund was in the fourth quartile for the one-month (annualized) and 12-month-to-date period.

•
For the Short-Term U.S. Govt. Bond fund, it was noted that the performance of the Fund was in the third quartile for the 5-year period and the fourth quartile over the quarterly, 1-year, 3-year and 10-year periods.

•	For the U.S. Government Securities fund, it was noted that the performance of the Fund was in the fourth quartile for the quarterly, 1-year, 3-year, 5-year and 10-year periods.

California Investment Trust Board Approval of Investment Advisory Agreements (Continued)

•
For the California Tax-Free Money Market Fund, it was noted that the performance of the Fund was in fourth quartile for the 1-month (annualized) period and the second quartile over the 12 month-to-date period.

•
For the California Tax-Free Income Fund, it was noted that the performance of the Fund was in the second quartile over the 10-year period, the third quartile over the 1-year, 3-year and 5-year periods and the fourth quartile over the quarterly period.

•
For the California Insured Intermediate Fund, it was noted that the performance of the Fund was in the first quartile over the quarterly and 3-year periods, the second quartile over the 10-year period, the third quartile over the 5-year period and the fourth quartile over the 1-year period.

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and CCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that CCM’s performance record in managing each Fund was satisfactory, and in some cases excellent, supporting the determination that CCM’s continued management under the Investment Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category, or peer group, as defined by Bloomberg. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant peer group. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by CCM after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted that the total net management fees charged to each Fund, after taking into account these expense limitations and voluntary waivers, were, in all cases but one, below the industry average for comparable funds and that with respect to the rest of the Funds the net management fees charged by CCM were significantly lower (by 10 basis points or more) than the industry averages for comparable funds. The Board observed that each Fund’s total operating expenses were well below the industry average for other comparable funds. The Board also noted the voluntary advisory fee limitation that CCM had put into effect during 2005 with respect to all but two of the Funds. The Trustees noted the Funds are now paying for certain administrative services that were previously provided to the Funds by CCM at its own expense under the fund administration servicing agreements that took effect during February of 2005.

Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding CCM’s costs of providing services to the Funds, as well as the resulting level of profits to CCM. The Independent Trustees received financial and other information from CCM, in addition to a representation from CCM that its profits were not excessive and that CCM’s profitability was low by industry standards. The Board noted the reduction in advisory fees received by CCM as a result of the reduction in assets under management due to recent market events. The Board noted its intention to monitor assets under management, and the resulting impact CCM’s profitability, in order to ensure that CCM has sufficient resources to continue to provide the services that shareholders in the Funds require. The Board considered CCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by CCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that CCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain other Funds, CCM has imposed a voluntary fee limitation. Such voluntary fee limitations may be decreased or eliminated at the option of CCM, a factor that was also considered by the Board. The Board also considered that CCM does not receive substantial indirect benefits from managing the Funds (one example of an indirect benefit is research paid for by Fund brokerage commissions – CCM currently does not seek to supplement its fees with such “soft dollar” benefits). On the basis of the foregoing, together with the other information provided to it at the February 11, 2010 meeting and throughout the year, the Board concluded that each Fund’s cost structure was reasonable.

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Investment Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to CCM by the Fund, and that the renewal of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

P.O. Box 387
San Francisco, CA 94104

ITEM 2.	CODE OF ETHICS.

N/A for semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

N/A for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By (Signature and Title)*	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: April 28, 2010

By (Signature and Title)*	/s/ William P. Mock
William P. Mock, Treasurer
Date: April 28, 2010

* Print the name and title of each signing officer under his or her signature.